UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22717
First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Nasdaq Bank ETF
FTXO | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the First Trust Nasdaq Bank ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Bank ETF	$68	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.39% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the Nasdaq US Benchmark Banks™ Index, which returned 22.70% for the same Period.
During the Period, the Fund allocated investments between two sub-industries. Diversified Banks received an average weight of 50.6% and contributed 13.4% to the Fund’s overall return, while Regional Banks received an average weight of 49.0% and contributed 8.6% to the Fund’s overall return.
FUND PERFORMANCE (September 20, 2016 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Bank ETF	21.39%	5.68%	9.08%
Nasdaq US Smart BanksTM Index	22.10%	6.33%	9.79%
Nasdaq US Benchmark BanksTM Index	22.70%	10.17%	12.71%
Nasdaq US BenchmarkTM Index	18.44%	10.97%	13.91%
Visit www.ftportfolios.com/etf/FTXO for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$323,635,179
Total number of portfolio holdings	50
Total advisory fee paid	$1,869,379
Portfolio turnover rate	49%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Citigroup, Inc.	8.3%
JPMorgan Chase & Co.	7.9%
Bank of America Corp.	7.9%
Wells Fargo & Co.	7.9%
Truist Financial Corp.	7.6%
PNC Financial Services Group (The), Inc.	4.0%
Citizens Financial Group, Inc.	3.9%
M&T Bank Corp.	3.9%
U.S. Bancorp	3.9%
First Citizens BancShares, Inc., Class A	3.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXO to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart BanksTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq Bank ETF (FTXO)

First Trust Nasdaq Food & Beverage ETF
FTXG | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the First Trust Nasdaq Food & Beverage ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Food & Beverage ETF	$60	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -3.64% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the Nasdaq US Benchmark Food, Beverage and Tobacco™ Index, which returned 4.24% for the same Period.
During the Period, investments in the Food Products industry received the greatest allocation of any industry, with an average weight of 59.3%, and contributed -4.2% to the Fund’s overall return, the largest negative contribution of any industry. With an average weight of 5.5%, investments in the Chemicals industry contributed 1.5% to the Fund’s overall return, the largest positive contribution of any industry.
FUND PERFORMANCE (September 20, 2016 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Food & Beverage ETF	-3.64%	-0.36%	3.15%
Nasdaq US Smart Food & BeverageTM Index	-3.12%	0.22%	3.78%
Nasdaq US Benchmark Food, Beverage and TobaccoTM Index	4.24%	6.19%	7.28%
Nasdaq US BenchmarkTM Index	18.44%	10.97%	13.91%
Visit www.ftportfolios.com/etf/FTXG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$18,810,565
Total number of portfolio holdings	32
Total advisory fee paid	$135,047
Portfolio turnover rate	30%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Archer-Daniels-Midland Co.	9.0%
Mondelez International, Inc., Class A	8.0%
Coca-Cola (The) Co.	8.0%
PepsiCo, Inc.	7.8%
Kraft Heinz (The) Co.	7.8%
Corteva, Inc.	4.5%
Tyson Foods, Inc., Class A	4.2%
Constellation Brands, Inc., Class A	4.1%
Hershey (The) Co.	3.8%
Keurig Dr Pepper, Inc.	3.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart Food & BeverageTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq Food & Beverage ETF (FTXG)

First Trust Nasdaq Oil & Gas ETF
FTXN | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the First Trust Nasdaq Oil & Gas ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Oil & Gas ETF	$70	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 31.05% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the Nasdaq US Benchmark Energy™ Index, which returned 36.72% for the same Period.
During the Period, investments in the Oil & Gas Exploration & Production sub-industry received the greatest allocation of any sub-industry, with an average weight of 41.6%, and contributed 11.8% to the Fund’s overall return, the largest positive contribution of any sub-industry. No industry made a negative contribution to the Fund’s overall return.
FUND PERFORMANCE (September 20, 2016 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Oil & Gas ETF	31.05%	23.07%	9.65%
Nasdaq US Smart Oil & GasTM Index	31.91%	23.87%	10.35%
Nasdaq US Benchmark EnergyTM Index	36.72%	23.33%	10.54%
Nasdaq US BenchmarkTM Index	18.44%	10.97%	13.91%
Visit www.ftportfolios.com/etf/FTXN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$179,657,478
Total number of portfolio holdings	45
Total advisory fee paid	$718,178
Portfolio turnover rate	30%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
ConocoPhillips	8.0%
Exxon Mobil Corp.	7.6%
Chevron Corp.	7.6%
Occidental Petroleum Corp.	6.0%
EOG Resources, Inc.	5.4%
Venture Global, Inc., Class A	5.1%
Marathon Petroleum Corp.	4.2%
Diamondback Energy, Inc.	3.9%
Devon Energy Corp.	3.7%
Valero Energy Corp.	3.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart Oil & GasTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq Oil & Gas ETF (FTXN)

First Trust Nasdaq Pharmaceuticals ETF
FTXH | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the First Trust Nasdaq Pharmaceuticals ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Pharmaceuticals ETF	$69	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 26.44% during the 12 months ended March 31, 2026. The Fund outperformed its benchmark, the Nasdaq US Benchmark Pharmaceuticals™ Index, which returned 20.04% for the same Period.
During the Period, the Fund allocated over 90% of its assets across 2 industries: Pharmaceuticals and Biotechnology. Investments in the Pharmaceuticals industry received the greatest allocation of any industry, with an average weight of 47.5%, and contributed 10.4% to the Fund’s overall return. With an average weight of 43.8%, investments in the Biotechnology industry contributed 12.3% to the Fund’s overall return, the largest positive contribution of any industry. No industry made a negative contribution to the Fund’s overall return.
FUND PERFORMANCE (September 20, 2016 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Pharmaceuticals ETF	26.44%	7.59%	7.13%
Nasdaq US Smart PharmaceuticalsTM Index	27.32%	8.31%	7.83%
Nasdaq US Benchmark PharmaceuticalsTM Index	20.04%	14.72%	13.06%
Nasdaq US BenchmarkTM Index	18.44%	10.97%	13.91%
Visit www.ftportfolios.com/etf/FTXH for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$29,175,335
Total number of portfolio holdings	51
Total advisory fee paid	$114,842
Portfolio turnover rate	35%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Johnson & Johnson	7.5%
Bristol-Myers Squibb Co.	7.4%
Merck & Co., Inc.	7.4%
AbbVie, Inc.	7.1%
Eli Lilly & Co.	6.6%
Pfizer, Inc.	3.8%
Regeneron Pharmaceuticals, Inc.	3.7%
Biogen, Inc.	3.6%
Gilead Sciences, Inc.	3.5%
Cardinal Health, Inc.	3.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXH to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart PharmaceuticalsTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq Pharmaceuticals ETF (FTXH)

First Trust Nasdaq Semiconductor ETF
FTXL | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the First Trust Nasdaq Semiconductor ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Semiconductor ETF	$89	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 95.77% during the 12 months ended March 31, 2026. The Fund outperformed its benchmark, the Nasdaq US Benchmark Semiconductors™ Index, which returned 67.20% for the same Period.
During the Period, investments in the Semiconductors sub-industry received the greatest allocation of any sub-industry, with an average weight of 72.2%, and contributed 61.9% to the Fund’s overall return, the largest positive contribution of any sub-industry. No sub-industry made a negative contribution to the Fund’s overall return.
FUND PERFORMANCE (September 20, 2016 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Semiconductor ETF	95.77%	18.57%	24.14%
Nasdaq US Smart SemiconductorTM Index	97.10%	19.32%	24.94%
Nasdaq US Benchmark SemiconductorsTM Index	67.20%	35.12%	32.20%
Nasdaq US BenchmarkTM Index	18.44%	10.97%	13.91%
Visit www.ftportfolios.com/etf/FTXL for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$1,484,597,387
Total number of portfolio holdings	35
Total advisory fee paid	$4,323,980
Portfolio turnover rate	43%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	8.2%
Broadcom, Inc.	8.1%
Intel Corp.	8.1%
QUALCOMM, Inc.	7.6%
Micron Technology, Inc.	6.9%
Marvell Technology, Inc.	5.1%
Advanced Micro Devices, Inc.	4.3%
KLA Corp.	4.0%
ON Semiconductor Corp.	3.9%
Applied Materials, Inc.	3.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart SemiconductorTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq Semiconductor ETF (FTXL)

First Trust Nasdaq Transportation ETF
FTXR | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the First Trust Nasdaq Transportation ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Transportation ETF	$69	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 30.11% during the 12 months ended March 31, 2026. The Fund outperformed its benchmark, the Nasdaq US Benchmark Industrial Transportation™ Index, which returned 22.98% for the same Period.
During the Period, investments in the Automobiles industry received the greatest allocation of any industry, with an average weight of 26.3%, and contributed 10.7% to the Fund’s overall return, the largest positive contribution of any industry. Investments in the Distributors industry contributed
-0.4% to the Fund’s overall return, the largest negative contribution of any industry, and held an average weight of 2.4%.
FUND PERFORMANCE (September 20, 2016 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Transportation ETF	30.11%	4.78%	8.57%
Nasdaq US Smart TransportationTM Index	30.96%	5.23%	9.12%
Nasdaq US Benchmark Industrial TransportationTM Index	22.98%	6.48%	13.13%
Nasdaq US BenchmarkTM Index	18.44%	10.97%	13.91%
Visit www.ftportfolios.com/etf/FTXR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$838,998,003
Total number of portfolio holdings	45
Total advisory fee paid	$593,943
Portfolio turnover rate	70%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
General Motors Co.	8.2%
Tesla, Inc.	8.0%
Union Pacific Corp.	8.0%
Ford Motor Co.	7.1%
United Parcel Service, Inc., Class B	6.9%
Delta Air Lines, Inc.	4.4%
CSX Corp.	4.2%
FedEx Corp.	4.0%
PACCAR, Inc.	4.0%
United Rentals, Inc.	3.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart TransportationTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq Transportation ETF (FTXR)

First Trust S-Network E-Commerce ETF
ISHP | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the First Trust S-Network E-Commerce ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ISHP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network E-Commerce ETF	$59	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -7.01% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the MSCI ACWI Index, which returned 20.01% for the same Period.
During the Period, investments in the Consumer Discretionary sector received the greatest allocation of any sector, with an average weight of 38.0%, and contributed -1.9% to the Fund’s overall return. With average weights of 13.3% and 5.4%, respectively, investments in the Industrials and Consumer Staples sectors each contributed 1.4% to the Fund’s overall return, the largest positive contributions of any sectors. Investments in the Financials sector contributed -4.1% to the Fund’s overall return, the largest negative contribution of any sector, and held an average weight of 9.2%. The Fund’s currency exposure contributed 1.1% to the Fund’s overall return.
FUND PERFORMANCE (September 20, 2016 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (9/20/16)
First Trust S-Network E-Commerce ETF	-7.01%	2.20%	6.70%
S-Network Global E-Commerce IndexTM(1) (2)	-6.95%	N/A	N/A
MSCI ACWI Index	20.01%	9.49%	11.36%
(1)
On January 26, 2022, the Fund’s underlying index changed from the Nasdaq US Smart RetailTM Index to the S-Network Global E-Commerce IndexTM. Therefore, performance and historical returns shown for the periods prior to January 26, 2022, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/ISHP for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$4,989,041
Total number of portfolio holdings	61
Total advisory fee paid	$35,521
Portfolio turnover rate	41%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
FedEx Corp.	2.3%
Walmart, Inc.	2.2%
COSCO SHIPPING Holdings Co., Ltd., Class H	2.2%
A.P. Moller - Maersk A/S, Class B	2.2%
Prologis, Inc.	2.1%
Taiwan Mobile Co., Ltd.	2.0%
eBay, Inc.	2.0%
SF Holding Co., Ltd., Class H	2.0%
JD.com, Inc., ADR	2.0%
DHL Group	1.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/ISHP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S-Network and S-Network Global E-Commerce IndexTM (“Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.
First Trust S-Network E-Commerce ETF (ISHP)

Emerging Markets Equity Select ETF
RNEM | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Emerging Markets Equity Select ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RNEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Select ETF	$79	0.76%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.96% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the Nasdaq Emerging Large Mid Cap™ Index, which returned 20.88% for the same Period.
During the Period, investments in India received the greatest allocation of any country, with an average weight of 36.3%, and contributed -3.2% to the Fund’s overall return, the largest negative contribution of any country. With an average weight of 8.6%, investments in Brazil contributed 3.8% to the Fund’s overall return, the largest positive contribution of any country. The Fund’s currency exposure contributed -1.0% to the Fund’s overall return.
FUND PERFORMANCE (June 20, 2017 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (6/20/17)
Emerging Markets Equity Select ETF	7.96%	4.80%	3.92%
Nasdaq Riskalyze Emerging MarketsTM Index	8.94%	6.80%	5.89%
MSCI Emerging Markets Index	29.55%	3.69%	6.30%
Nasdaq Emerging Large Mid CapTM Index	20.88%	5.01%	6.92%
Visit www.ftportfolios.com/etf/RNEM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$16,227,259
Total number of portfolio holdings	278
Total advisory fee paid	$124,636
Portfolio turnover rate	64%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
United Microelectronics Corp.	3.6%
China Resources Pharmaceutical Group Ltd.	2.6%
Novatek Microelectronics Corp.	2.6%
China Tower Corp., Ltd., Class H	2.4%
Tata Consultancy Services Ltd.	2.3%
Titan Co., Ltd.	2.3%
Tencent Holdings Ltd.	2.2%
State Bank of India	2.1%
Axis Bank Ltd.	1.9%
SBI Life Insurance Co., Ltd.	1.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RNEM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Riskalyze and Nasdaq Riskalyze Emerging MarketsTM Index are trademarks or service marks of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and have been licensed for use for certain purposes by First Trust Advisors L.P. The Fund is not sponsored, endorsed, sold or promoted by Nitrogen Wealth, and Nitrogen Wealth makes no representation regarding the advisability of trading in the Fund. The Nasdaq Riskalyze Emerging MarketsTM Index (“Riskalyze Index”) is a product of Nitrogen Wealth. RISKALYZE® and NASDAQ RISKALYZE EMERGING MARKETSTM INDEX are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.
Emerging Markets Equity Select ETF (RNEM)

First Trust S&P 500 Diversified
Dividend Aristocrats ETF
KNGZ | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the First Trust S&P 500 Diversified Dividend Aristocrats ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/KNGZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Diversified Dividend Aristocrats ETF	$55	0.51%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.20% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.80% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 33.6%, and contributed 10.4% to the Fund’s overall return, the largest positive contribution of any sector. Investments in the Consumer Staples sector contributed -0.8% to the Fund’s overall return, the largest negative contribution of any sector, and held an average weight of 5.2%.
FUND PERFORMANCE (June 20, 2017 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (6/20/17)
First Trust S&P 500 Diversified Dividend Aristocrats ETF	15.20%	7.95%	10.04%
S&P 500® Sector-Neutral Dividend Aristocrats Index(1) (2)	15.84%	N/A	N/A
Nasdaq Riskalyze US Large Cap Select DividendTM Index	18.80%	9.61%	11.27%
Nasdaq US 500 Large CapTM Index	17.17%	11.58%	13.68%
S&P 500® Index	17.80%	12.06%	13.74%
(1)
On October 3, 2023, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large Cap Select DividendTM Index to the S&P 500® Sector-Neutral Dividend Aristocrats Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/KNGZ for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$55,888,100
Total number of portfolio holdings	101
Total advisory fee paid	$262,923
Portfolio turnover rate	46%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Verizon Communications, Inc.	5.3%
Texas Instruments, Inc.	4.1%
HP, Inc.	4.1%
Hewlett Packard Enterprise Co.	3.9%
Microchip Technology, Inc.	3.5%
Comcast Corp., Class A	3.0%
International Business Machines Corp.	2.7%
Omnicom Group, Inc.	2.6%
Corning, Inc.	2.6%
Accenture PLC, Class A	2.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/KNGZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P 500® Sector-Neutral Dividend Aristocrats Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)

First Trust SMID Capital Strength ETF
FSCS | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the First Trust SMID Capital Strength ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSCS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Capital Strength ETF	$62	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.92% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the Russell 3000® Index, which returned 18.09% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 30.0%, and contributed 1.1% to the Fund’s overall return. With an average weight of 28.7%, investments in the Industrials sector contributed 1.9% to the Fund’s overall return, the largest positive contribution of any sector. Investments in the Health Care sector contributed -0.4% to the Fund’s overall return, the largest negative contribution of any sector, and held an average weight of 6.0%.
FUND PERFORMANCE (June 20, 2017 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (6/20/17)
First Trust SMID Capital Strength ETF	2.92%	6.26%	8.30%
The SMID Capital Strength Index(1) (2)	3.56%	N/A	N/A
Nasdaq Riskalyze US Mid CapTM Index	11.81%	6.57%	8.75%
Russell 2500TM Index	23.45%	5.48%	9.50%
Russell 3000® Index	18.09%	10.87%	13.17%
(1)
On June 7, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Mid CapTM Index to The SMID Capital Strength Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FSCS for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$56,332,976
Total number of portfolio holdings	101
Total advisory fee paid	$288,267
Portfolio turnover rate	123%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
CF Industries Holdings, Inc.	1.6%
Magnolia Oil & Gas Corp., Class A	1.5%
A10 Networks, Inc.	1.4%
Coca-Cola Consolidated, Inc.	1.3%
Hamilton Insurance Group Ltd., Class B	1.3%
Innoviva, Inc.	1.3%
Pathward Financial, Inc.	1.2%
New York Times (The) Co., Class A	1.2%
Casey’s General Stores, Inc.	1.2%
Ensign Group (The), Inc.	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FSCS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The SMID Capital Strength Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust SMID Capital Strength ETF (FSCS)

First Trust SMID Growth Strength ETF
FSGS | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the First Trust SMID Growth Strength ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSGS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Growth Strength ETF	$63(1)	0.61%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.68% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the Russell 3000® Index, which returned 18.09% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 26.0%, and contributed 5.9% to the Fund’s overall return, the largest positive contribution of any sector. Investments in the Information Technology sector contributed -2.1% to the Fund’s overall return, the largest negative contribution of any sector, and held an average weight of 12.0%.
FUND PERFORMANCE (June 20, 2017 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (6/20/17)
First Trust SMID Growth Strength ETF	6.68%	2.46%	6.38%
The SMID Growth Strength Index(1) (2)	7.37%	N/A	N/A
Nasdaq Riskalyze US Small CapTM Index	16.75%	4.57%	7.94%
Russell 3000® Index	18.09%	10.87%	13.17%
S&P 1000® Index	18.35%	6.19%	9.23%
(1)
On December 3, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Small CapTM Index to The SMID Growth Strength Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FSGS for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$27,758,169
Total number of portfolio holdings	102
Total advisory fee paid	$176,199
Portfolio turnover rate	135%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Clear Secure, Inc., Class A	1.5%
MasTec, Inc.	1.4%
Coca-Cola Consolidated, Inc.	1.4%
Stride, Inc.	1.4%
LeMaitre Vascular, Inc.	1.4%
Comfort Systems USA, Inc.	1.3%
New York Times (The) Co., Class A	1.3%
ATI, Inc.	1.3%
Lantheus Holdings, Inc.	1.3%
Sterling Infrastructure, Inc.	1.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FSGS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The SMID Growth Strength Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust SMID Growth Strength ETF (FSGS)

First Trust S-Network Streaming
& Gaming ETF
BNGE | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the First Trust S-Network Streaming & Gaming ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BNGE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network Streaming & Gaming ETF	$73	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.69% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the MSCI ACWI Index, which returned 20.01% for the same Period.
During the Period, investments in the United States received the greatest allocation of any country, with an average weight of 44.8%, and contributed 13.0% to the Fund’s overall return, the largest positive contribution of any country. Investments in Ireland contributed -2.7% to the Fund’s overall return, the largest negative contribution of any country, and held an average weight of 3.9%. The Fund’s currency exposure contributed -0.2% to the Fund’s overall return.
FUND PERFORMANCE (January 25, 2022 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2026)	1 Year	Since Inception (1/25/22)
First Trust S-Network Streaming & Gaming ETF	4.69%	5.91%
S-Network Streaming & Gaming Index	4.42%	6.55%
MSCI ACWI Index	20.01%	10.11%
Visit www.ftportfolios.com/etf/BNGE for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$4,557,883
Total number of portfolio holdings	47
Total advisory fee paid	$48,067
Portfolio turnover rate	27%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Netflix, Inc.	5.9%
Electronic Arts, Inc.	5.5%
Warner Bros. Discovery, Inc.	5.3%
Nintendo Co., Ltd.	4.9%
Spotify Technology S.A.	4.8%
Walt Disney (The) Co.	4.7%
Sony Group Corp.	4.6%
NetEase, Inc.	4.4%
Tencent Holdings Ltd.	4.4%
Take-Two Interactive Software, Inc.	4.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BNGE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S-Network and S-Network Streaming & Gaming Index (“Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.
First Trust S-Network Streaming & Gaming ETF (BNGE)

First Trust Balanced Income ETF
FTBI | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the First Trust Balanced Income ETF (the “Fund”) for the period of May 28, 2025 (commencement of investment operations) to March 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTBI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Balanced Income ETF	$22(1) (2)	0.25%(1) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	The Fund commenced investment operations on May 28, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(3)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund’s inception date was May 28, 2025. The Fund returned 11.34% since its inception through March 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 12.03% for the same Period.
During the Period, the Fund allocated investments across 14 ETFs. FTHI received the greatest allocation in the Fund, with an average weight of 19.8%, and contributed 2.3% to the Fund’s overall return, the largest positive contribution of any investment. No single investment represented a negative contribution to the Fund’s overall return.
Investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 21.5%, and contributed 4.0% to the Fund’s overall return, the largest positive contribution of any sector. No sector made a negative contribution to the Fund’s overall return.
FUND PERFORMANCE (May 28, 2025 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2026)	Since Inception (5/28/25)
First Trust Balanced Income ETF	11.34%
S&P 500® Index	12.03%
Bloomberg Moderate Allocation Income Focus Index	11.64%
Bloomberg US Aggregate Bond Index	5.25%
Visit www.ftportfolios.com/etf/FTBI for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$18,766,819
Total number of portfolio holdings	14
Total advisory fee paid	$23,294
Portfolio turnover rate	5%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust BuyWrite Income ETF	19.8%
First Trust Nasdaq BuyWrite Income ETF	9.8%
FT Vest Technology Dividend Target Income ETF	9.8%
First Trust Core Investment Grade ETF	7.1%
First Trust Smith Opportunistic Fixed Income ETF	7.0%
FT Vest SMID Rising Dividend Achievers Target Income ETF	6.8%
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	6.7%
FT Vest Rising Dividend Achievers Target Income ETF	6.6%
FT Vest Gold Strategy Target Income ETF®	5.2%
First Trust Limited Duration Investment Grade Corporate ETF	4.4%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTBI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Bloomberg® and Bloomberg Moderate Allocation Income Focus Index referenced herein (the “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Index (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”) and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Index or the Financial Products.
First Trust Balanced Income ETF (FTBI)

First Trust Bloomberg Shareholder
Yield ETF
SHRY | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the First Trust Bloomberg Shareholder Yield ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SHRY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Shareholder Yield ETF	$64	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.15% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.80% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 21.6%, and contributed -3.6% to the Fund’s overall return, the largest negative contribution of any sector. With an average weight of 9.4%, investments in the Energy sector contributed 5.6% to the Fund’s overall return, the largest positive contribution of any sector.
FUND PERFORMANCE (June 20, 2017 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (6/20/17)
First Trust Bloomberg Shareholder Yield ETF	9.15%	9.24%	11.10%
Bloomberg Shareholder Yield Index(1) (2)	9.84%	N/A	N/A
Nasdaq Riskalyze US Large CapTM Index	27.90%	11.57%	12.75%
S&P 500® Index	17.80%	12.06%	13.74%
(1)
On March 4, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large CapTM Index to the Bloomberg Shareholder Yield Index. Therefore, any Fund performance and historical returns shown above that incorporate Fund performance prior to March 4, 2024, reflect performance of the Fund based on the Nasdaq Riskalyze US Large CapTM Index and are not necessarily indicative of the performance that the Fund, based on the Bloomberg Shareholder Yield Index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/SHRY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$17,395,897
Total number of portfolio holdings	52
Total advisory fee paid	$104,672
Portfolio turnover rate	149%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Charter Communications, Inc., Class A	5.1%
ConocoPhillips	5.0%
Comcast Corp., Class A	4.7%
Cheniere Energy, Inc.	4.4%
Synchrony Financial	4.0%
Chevron Corp.	3.8%
Altria Group, Inc.	3.8%
MetLife, Inc.	3.3%
PayPal Holdings, Inc.	3.2%
Cigna Group (The)	2.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SHRY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Bloomberg® and Bloomberg Shareholder Yield Index referenced herein (the “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Index (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”) and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Index or the Financial Products.
First Trust Bloomberg Shareholder Yield ETF (SHRY)

First Trust Indxx Medical Devices ETF
MDEV | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the First Trust Indxx Medical Devices ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MDEV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Medical Devices ETF	$69	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -5.46% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the MSCI World Health Care Index, which returned 4.23% for the same Period.
During the Period, investments in the United States received the greatest allocation of any country, with an average weight of 58.4%, and contributed -0.6% to the Fund’s overall return. With an average weight of 2.6%, investments in China contributed 1.4% to the Fund’s overall return, the largest positive contribution of any country. Investments in Germany contributed -1.6% to the Fund’s overall return, the largest negative contribution of any country, and held an average weight of 3.7%. The Fund’s currency exposure contributed 1.4% to the Fund’s overall return.
FUND PERFORMANCE (June 22, 2021 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2026)	1 Year	Since Inception (6/22/21)
First Trust Indxx Medical Devices ETF	-5.46%	-5.66%
Indxx Medical Devices Index	-5.35%	-5.23%
MSCI World Health Care Index	4.23%	3.73%
MSCI World Index	18.90%	9.20%
Visit www.ftportfolios.com/etf/MDEV for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$1,905,994
Total number of portfolio holdings	50
Total advisory fee paid	$14,281
Portfolio turnover rate	20%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Globus Medical, Inc., Class A	3.3%
Align Technology, Inc.	3.0%
Penumbra, Inc.	2.7%
Masimo Corp.	2.7%
Hoya Corp.	2.7%
Hologic, Inc.	2.4%
Waters Corp.	2.4%
Edwards Lifesciences Corp.	2.4%
Intuitive Surgical, Inc.	2.3%
WuXi AppTec Co., Ltd., Class H	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MDEV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Medical Devices Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Indxx Medical Devices ETF (MDEV)

First Trust Bloomberg R&D Leaders ETF
RND | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the First Trust Bloomberg R&D Leaders ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg R&D Leaders ETF	$68	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.52% during the 12 months ended March 31, 2026. The Fund outperformed its benchmark, the S&P 500® Index, which returned 17.80% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 42.6%, and contributed 15.7% to the Fund’s overall return, the largest positive contribution of any sector. Investments in the Health Care sector contributed
-0.6% to the Fund’s overall return, the largest negative contribution of any sector, and held an average weight of 17.5%.
FUND PERFORMANCE (April 30, 2024 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2026)	1 Year	Since Inception (4/30/24)
First Trust Bloomberg R&D Leaders ETF	21.52%	19.03%
Bloomberg R&D Leaders Select Index	22.27%	19.78%
S&P 500® Index	17.80%	16.01%
Visit www.ftportfolios.com/etf/RND for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$4,108,110
Total number of portfolio holdings	50
Total advisory fee paid	$20,765
Portfolio turnover rate	46%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	8.3%
Apple, Inc.	8.3%
Alphabet, Inc., Class A	8.2%
Amazon.com, Inc.	8.0%
Microsoft Corp.	6.8%
Netflix, Inc.	4.6%
AbbVie, Inc.	4.2%
Broadcom, Inc.	4.0%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	3.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RND to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Bloomberg® and Bloomberg R&D Leaders Select Index referenced herein (the “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Index (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”) and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Index or the Financial Products.
First Trust Bloomberg R&D Leaders ETF (RND)

First Trust New Constructs Core Earnings Leaders ETF
FTCE | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the First Trust New Constructs Core Earnings Leaders ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust New Constructs Core Earnings Leaders ETF	$67	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 19.82% during the 12 months ended March 31, 2026. The Fund outperformed its benchmark, the S&P 500® Index, which returned 17.80% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 34.2%, and contributed 14.7% to the Fund’s overall return, the largest positive contribution of any sector. Investments in the Financials sector contributed
-1.7% to the Fund’s overall return, the largest negative contribution of any sector, and held an average weight of 13.0%.
FUND PERFORMANCE (October 2, 2024 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2026)	1 Year	Since Inception (10/2/24)
First Trust New Constructs Core Earnings Leaders ETF	19.82%	12.94%
Bloomberg New Constructs Core Earnings Leaders Index	20.71%	13.70%
S&P 500® Index	17.80%	10.80%
Visit www.ftportfolios.com/etf/FTCE for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$63,855,616
Total number of portfolio holdings	101
Total advisory fee paid	$307,669
Portfolio turnover rate	110%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Starbucks Corp.	4.5%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., Class A	4.1%
Eli Lilly & Co.	4.1%
International Business Machines Corp.	3.9%
KLA Corp.	3.6%
Booking Holdings, Inc.	3.4%
JPMorgan Chase & Co.	3.4%
General Motors Co.	3.1%
QUALCOMM, Inc.	2.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTCE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Bloomberg® and Bloomberg New Constructs Core Earnings Leaders Index referenced herein (the “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Index (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”) and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Index or the Financial Products.
First Trust New Constructs Core Earnings Leaders ETF (FTCE)

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded Fund VI (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Thomas J. Driscoll, Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $317,500 for the fiscal year ended 2025 and $335,250 for the fiscal year ended 2026.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $209,502 for the fiscal year ended 2025 and $72,147.20 for the fiscal year ended 2026.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2025 were $209,502 for the Registrant, $43,680 for the Registrant’s investment advisor and $50,400 for the Registrant’s distributor; and for the fiscal year ended 2026 were $72,147.20 for the Registrant, $13,020 for the Registrant’s investment advisor and $14,940 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Thomas J. Driscoll, Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Annual Financial Statements and Other Information
For the Period Ended March 31, 2026

First Trust Exchange-Traded Fund VI

First Trust Nasdaq Bank ETF (FTXO)
First Trust Nasdaq Food & Beverage ETF (FTXG)
First Trust Nasdaq Oil & Gas ETF (FTXN)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
First Trust Nasdaq Semiconductor ETF (FTXL)
First Trust Nasdaq Transportation ETF (FTXR)
First Trust S-Network E-Commerce ETF (ISHP)
Emerging Markets Equity Select ETF (RNEM)
First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
First Trust SMID Capital Strength ETF (FSCS)
First Trust SMID Growth Strength ETF (FSGS)
First Trust S-Network Streaming & Gaming ETF (BNGE)
First Trust Balanced Income ETF (FTBI)

Table of Contents
First Trust Exchange-Traded Fund VI
Annual Financial Statements and Other Information
March 31, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
March 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.8%
	Banks — 99.8%
27,254	Ameris Bancorp	$2,125,539
94,309	Associated Banc-Corp.	2,438,831
19,060	Axos Financial, Inc. (a)	1,621,815
525,418	Bank of America Corp.	25,614,127
64,768	Bank OZK	2,972,204
35,539	BankUnited, Inc.	1,604,941
24,427	BOK Financial Corp.	3,128,122
33,374	Cathay General Bancorp	1,664,028
237,616	Citigroup, Inc.	26,948,031
209,253	Citizens Financial Group, Inc.	12,548,902
38,751	Commerce Bancshares, Inc.	1,906,549
16,719	Cullen/Frost Bankers, Inc.	2,291,841
42,323	East West Bancorp, Inc.	4,518,403
209,827	Fifth Third Bancorp	9,748,562
78,605	First BanCorp	1,679,003
5,696	First Citizens BancShares, Inc., Class A	10,735,023
59,205	First Financial Bancorp	1,650,635
185,876	First Horizon Corp.	4,230,538
51,772	First Interstate BancSystem, Inc., Class A	1,729,185
207,032	FNB Corp.	3,461,575
83,918	Fulton Financial Corp.	1,706,892
35,265	Hancock Whitney Corp.	2,242,501
81,352	Home BancShares, Inc.	2,190,809
669,429	Huntington Bancshares, Inc.	10,476,564
25,140	International Bancshares Corp.	1,691,671
87,266	JPMorgan Chase & Co.	25,670,167
448,644	KeyCorp	8,995,312
60,391	M&T Bank Corp.	12,484,027
10,888	Nicolet Bankshares, Inc.	1,618,175
186,126	Old National Bancorp	4,113,385
10,125	Park National Corp.	1,654,931
61,723	PNC Financial Services Group (The), Inc.	12,843,939
23,951	Popular, Inc.	3,213,506
56,277	Prosperity Bancshares, Inc.	3,780,689
330,453	Regions Financial Corp.	8,631,432
20,543	ServisFirst Bancshares, Inc.	1,496,147
47,718	SouthState Bank Corp.	4,414,869
18,155	Texas Capital Bancshares, Inc. (a)	1,722,546
530,941	Truist Financial Corp.	24,407,358
38,908	Trustmark Corp.	1,639,583
239,621	U.S. Bancorp	12,462,688
33,192	UMB Financial Corp.	3,743,726
69,162	United Bankshares, Inc.	2,864,690
307,599	Valley National Bancorp	3,777,316
66,466	Webster Financial Corp.	4,614,070
321,536	Wells Fargo & Co.	25,597,481
Shares	Description	Value

	Banks (Continued)
47,656	Western Alliance Bancorp	$3,376,428
24,632	Wintrust Financial Corp.	3,422,370
26,178	WSFS Financial Corp.	1,713,612
64,630	Zions Bancorp N.A.	3,723,981

	Total Investments — 99.8%	322,908,719
	(Cost $334,727,386)
	Net Other Assets and Liabilities — 0.2%	726,460
	Net Assets — 100.0%	$323,635,179

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$322,908,719	$322,908,719	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
March 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.8%
	Beverages — 33.1%
13,406	Brown-Forman Corp., Class B	$354,455
3,304	Celsius Holdings, Inc. (a)	117,226
19,711	Coca-Cola (The) Co.	1,499,021
2,431	Coca-Cola Consolidated, Inc.	466,120
5,092	Constellation Brands, Inc., Class A	763,800
26,546	Keurig Dr Pepper, Inc.	698,956
9,423	Monster Beverage Corp. (a)	682,790
2,793	National Beverage Corp. (a)	93,984
9,471	PepsiCo, Inc.	1,470,752
1,748	Vita Coco (The) Co., Inc. (a)	83,747
		6,230,851
	Chemicals — 4.5%
10,032	Corteva, Inc.	839,778
	Consumer Staples Distribution & Retail — 3.5%
7,084	US Foods Holding Corp. (a)	653,216
	Food Products — 58.7%
23,285	Archer-Daniels-Midland Co.	1,692,587
3,357	Bunge Global S.A.	427,010
8,182	Cal-Maine Foods, Inc.	647,605
21,218	Campbell’s (The) Company	472,525
1,910	Darling Ingredients, Inc. (a)	118,134
1,202	Freshpet, Inc. (a)	70,870
17,771	General Mills, Inc.	661,437
3,402	Hershey (The) Co.	707,242
16,875	Hormel Foods Corp.	382,219
4,059	Ingredion, Inc.	457,287
4,389	J.M. Smucker (The) Co.	423,275
65,323	Kraft Heinz (The) Co.	1,469,114
910	Marzetti (The) Company	125,880
6,842	McCormick & Co., Inc.	345,110
26,106	Mondelez International, Inc., Class A	1,504,750
4,231	Post Holdings, Inc. (a)	418,277
58	Seaboard Corp.	327,933
70	Tootsie Roll Industries, Inc.	2,990
12,368	Tyson Foods, Inc., Class A	792,418
		11,046,663
	Total Common Stocks	18,770,508
	(Cost $21,576,855)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
24,450	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	$24,450
	(Cost $24,450)

	Total Investments — 99.9%	18,794,958
	(Cost $21,601,305)
	Net Other Assets and Liabilities — 0.1%	15,607
	Net Assets — 100.0%	$18,810,565

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$18,770,508	$18,770,508	$—	$—
Money Market Funds	24,450	24,450	—	—
Total Investments	$18,794,958	$18,794,958	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
March 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.8%
	Energy Equipment & Services — 9.7%
22,268	Archrock, Inc.	$774,926
48,209	Baker Hughes Co.	2,943,159
14,573	Cactus, Inc., Class A	690,323
70,065	Halliburton Co.	2,731,834
28,010	Liberty Energy, Inc.	806,688
50,422	NOV, Inc.	948,438
22,163	Oceaneering International, Inc. (a)	786,122
104,555	SLB Ltd.	5,373,081
9,910	Tidewater, Inc. (a)	827,981
121,428	Transocean Ltd. (a)	805,068
7,460	Weatherford International PLC	705,567
		17,393,187
	Oil, Gas & Consumable Fuels — 90.1%
35,000	Antero Midstream Corp.	798,000
129,013	APA Corp.	5,475,312
25,114	BKV Corp. (a)	716,251
13,374	California Resources Corp.	925,748
19,875	Cheniere Energy, Inc.	5,639,730
65,852	Chevron Corp.	13,624,779
20,839	CNX Resources Corp. (a)	803,343
108,399	ConocoPhillips	14,308,668
132,030	Devon Energy Corp.	6,643,750
35,326	Diamondback Energy, Inc.	6,987,129
5,687	DT Midstream, Inc.	765,868
67,051	EOG Resources, Inc.	9,693,563
70,962	EQT Corp.	4,516,022
36,083	Expand Energy Corp.	3,961,192
80,646	Exxon Mobil Corp.	13,682,400
3,774	Gulfport Energy Corp. (a)	798,465
161,873	Kinder Morgan, Inc.	5,427,602
28,282	Magnolia Oil & Gas Corp., Class A	892,863
31,027	Marathon Petroleum Corp.	7,576,173
40,431	Matador Resources Co.	2,554,431
167,196	Occidental Petroleum Corp.	10,867,740
58,315	ONEOK, Inc.	5,271,093
61,374	Ovintiv, Inc.	3,643,161
166,569	Permian Resources Corp., Class A	3,551,251
27,717	Phillips 66	5,049,483
23,704	Range Resources Corp.	1,070,947
74,071	SM Energy Co.	2,309,534
14,122	Targa Resources Corp.	3,540,809
1,500	Texas Pacific Land Corp.	711,840
24,155	Valero Energy Corp.	5,968,217
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
584,149	Venture Global, Inc., Class A	$9,206,188
68,050	Williams (The) Cos., Inc.	4,952,679
		161,934,231
	Total Common Stocks	179,327,418
	(Cost $148,326,256)
MONEY MARKET FUNDS — 0.2%
327,108	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	327,108
	(Cost $327,108)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$931	Daiwa Capital Markets America, Inc., 3.66% (b), dated 03/31/26, due 04/01/26, with a maturity value of $931. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 05/07/26 to 05/15/55. The value of the collateral including accrued interest is $950. (c)	931
	(Cost $931)

	Total Investments — 100.0%	179,655,457
	(Cost $148,654,295)
	Net Other Assets and Liabilities — 0.0%	2,021
	Net Assets — 100.0%	$179,657,478

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.
(c)	This security serves as collateral for securities on loan.
See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments (Continued)
March 31, 2026

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$179,327,418	$179,327,418	$—	$—
Money Market Funds	327,108	327,108	—	—
Repurchase Agreements	931	—	931	—
Total Investments	$179,655,457	$179,654,526	$931	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$931
Non-cash Collateral(2)	(931)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At March 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
March 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.9%
	Biotechnology — 46.6%
9,520	AbbVie, Inc.	$2,070,505
6,186	ACADIA Pharmaceuticals, Inc. (a)	137,700
8,380	Alkermes PLC (a)	296,317
456	Alnylam Pharmaceuticals, Inc. (a)	150,877
2,846	Amgen, Inc.	1,001,365
7,459	Arcus Biosciences, Inc. (a)	161,114
5,633	Arcutis Biotherapeutics, Inc. (a)	132,714
2,611	Arrowhead Pharmaceuticals, Inc. (a)	163,710
5,759	Biogen, Inc. (a)	1,055,797
6,318	BioMarin Pharmaceutical, Inc. (a)	356,904
6,583	Catalyst Pharmaceuticals, Inc. (a)	162,995
10,279	Exelixis, Inc. (a)	440,866
7,416	Gilead Sciences, Inc.	1,033,568
5,005	Halozyme Therapeutics, Inc. (a)	323,473
6,843	Incyte Corp. (a)	644,063
1,872	Ionis Pharmaceuticals, Inc. (a)	140,569
551	Krystal Biotech, Inc. (a)	142,334
1,663	Kymera Therapeutics, Inc. (a)	138,511
1,646	Mirum Pharmaceuticals, Inc. (a)	152,058
2,836	Moderna, Inc. (a)	144,069
2,630	Neurocrine Biosciences, Inc. (a)	346,476
1,650	Protagonist Therapeutics, Inc. (a)	173,910
5,449	PTC Therapeutics, Inc. (a)	371,240
1,413	Regeneron Pharmaceuticals, Inc.	1,091,740
5,250	Roivant Sciences Ltd. (a)	145,425
3,533	Spyre Therapeutics, Inc. (a)	178,205
5,049	TG Therapeutics, Inc. (a)	167,728
5,100	Travere Therapeutics, Inc. (a)	151,521
3,238	Twist Bioscience Corp. (a)	153,870
1,630	United Therapeutics Corp. (a)	966,557
2,223	Vertex Pharmaceuticals, Inc. (a)	992,658
		13,588,839
	Health Care Providers & Services — 4.0%
4,819	Cardinal Health, Inc.	1,018,303
1,618	Guardant Health, Inc. (a)	149,455
		1,167,758
	Life Sciences Tools & Services — 4.7%
6,591	10X Genomics, Inc., Class A (a)	139,927
2,127	Charles River Laboratories International, Inc. (a)	366,908
3,657	Illumina, Inc. (a)	450,762
865	Medpace Holdings, Inc. (a)	415,364
		1,372,961
Shares	Description	Value

	Pharmaceuticals — 44.6%
12,984	Amneal Pharmaceuticals, Inc. (a)	$161,391
35,422	Bristol-Myers Squibb Co.	2,148,344
10,925	Elanco Animal Health, Inc. (a)	261,435
2,100	Eli Lilly & Co.	1,931,517
3,347	Jazz Pharmaceuticals PLC (a)	632,750
8,893	Johnson & Johnson	2,173,805
766	Ligand Pharmaceuticals, Inc. (a)	152,932
17,843	Merck & Co., Inc.	2,146,335
39,951	Pfizer, Inc.	1,121,824
2,776	Supernus Pharmaceuticals, Inc. (a)	143,491
2,012	Tarsus Pharmaceuticals, Inc. (a)	141,142
73,989	Viatris, Inc.	999,591
8,426	Zoetis, Inc.	996,038
		13,010,595
	Total Common Stocks	29,140,153
	(Cost $25,624,106)
MONEY MARKET FUNDS — 0.1%
32,295	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	32,295
	(Cost $32,295)

	Total Investments — 100.0%	29,172,448
	(Cost $25,656,401)
	Net Other Assets and Liabilities — 0.0%	2,887
	Net Assets — 100.0%	$29,175,335

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$29,140,153	$29,140,153	$—	$—
Money Market Funds	32,295	32,295	—	—
Total Investments	$29,172,448	$29,172,448	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
March 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.8%
	Electronic Equipment, Instruments & Components — 2.9%
27,830	Advanced Energy Industries, Inc.	$8,981,019
257,766	Avnet, Inc.	15,883,541
47,727	Coherent Corp. (a)	11,369,049
60,094	IPG Photonics Corp. (a)	6,886,171
		43,119,780
	Semiconductors & Semiconductor Equipment — 96.9%
142,001	ACM Research, Inc., Class A (a)	5,587,739
310,456	Advanced Micro Devices, Inc. (a)	63,156,064
1,113,906	Amkor Technology, Inc.	50,159,187
174,700	Analog Devices, Inc.	55,579,058
166,952	Applied Materials, Inc.	57,062,524
80,077	Astera Labs, Inc. (a)	8,776,439
95,710	Axcelis Technologies, Inc. (a)	8,908,687
389,025	Broadcom, Inc.	120,407,128
197,592	Cirrus Logic, Inc. (a)	28,575,755
70,425	Credo Technology Group Holding Ltd. (a)	6,610,795
238,625	Entegris, Inc.	27,976,395
79,961	FormFactor, Inc. (a)	7,755,417
2,725,561	Intel Corp. (a)	120,279,007
40,770	KLA Corp.	60,030,156
265,751	Lam Research Corp.	56,780,359
31,865	MACOM Technology Solutions Holdings, Inc. (a)	7,076,260
760,882	Marvell Technology, Inc.	75,365,362
482,860	Microchip Technology, Inc.	31,197,585
301,459	Micron Technology, Inc.	101,844,909
26,495	Monolithic Power Systems, Inc.	28,968,308
701,580	NVIDIA Corp.	122,355,552
273,805	NXP Semiconductors N.V.	53,901,252
934,964	ON Semiconductor Corp. (a)	57,892,971
71,120	Onto Innovation, Inc. (a)	14,584,578
873,229	QUALCOMM, Inc.	112,454,431
156,995	Rambus, Inc. (a)	13,506,280
87,637	Semtech Corp. (a)	6,738,409
935,843	Skyworks Solutions, Inc.	50,114,393
96,808	Teradyne, Inc.	28,699,700
293,038	Texas Instruments, Inc.	56,890,397
		1,439,235,097
	Total Common Stocks	1,482,354,877
	(Cost $1,362,159,223)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
2,590,546	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	$2,590,546
	(Cost $2,590,546)

	Total Investments — 100.0%	1,484,945,423
	(Cost $1,364,749,769)
	Net Other Assets and Liabilities — (0.0)%	(348,036)
	Net Assets — 100.0%	$1,484,597,387

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,482,354,877	$1,482,354,877	$—	$—
Money Market Funds	2,590,546	2,590,546	—	—
Total Investments	$1,484,945,423	$1,484,945,423	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
March 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.4%
15,170	FTAI Aviation Ltd.	$3,716,650
	Air Freight & Logistics — 13.7%
53,185	C.H. Robinson Worldwide, Inc.	8,832,433
75,960	Expeditors International of Washington, Inc.	10,879,751
94,238	FedEx Corp.	33,565,691
73,852	GXO Logistics, Inc. (a)	3,829,226
590,948	United Parcel Service, Inc., Class B	58,137,464
		115,244,565
	Automobile Components — 6.3%
331,315	BorgWarner, Inc.	17,977,152
149,839	Dana, Inc.	5,042,082
39,365	Dorman Products, Inc. (a)	4,108,131
227,900	Garrett Motion, Inc.	4,140,943
274,232	Gentex Corp.	5,991,969
91,403	Lear Corp.	11,067,075
63,885	Phinia, Inc.	4,372,290
		52,699,642
	Automobiles — 23.4%
5,176,786	Ford Motor Co.	59,740,110
926,704	General Motors Co.	69,039,448
181,216	Tesla, Inc. (a)	67,367,048
		196,146,606
	Distributors — 2.3%
82,841	Genuine Parts Co.	8,760,436
362,143	LKQ Corp.	10,636,140
		19,396,576
	Ground Transportation — 23.3%
854,312	CSX Corp.	35,069,508
81,159	J.B. Hunt Transport Services, Inc.	17,197,592
227,996	Knight-Swift Transportation Holdings, Inc.	13,128,010
28,477	Landstar System, Inc.	4,565,148
77,518	Old Dominion Freight Line, Inc.	15,147,017
134,064	Ryder System, Inc.	27,444,241
16,989	Saia, Inc. (a)	5,967,896
275,272	Union Pacific Corp.	66,786,493
50,835	XPO, Inc. (a)	9,889,949
		195,195,854
	Machinery — 9.1%
74,145	Allison Transmission Holdings, Inc.	8,679,414
71,902	Atmus Filtration Technologies, Inc.	4,081,877
Shares	Description	Value

	Machinery (Continued)
39,855	Federal Signal Corp.	$4,309,920
50,988	Oshkosh Corp.	7,505,943
289,239	PACCAR, Inc.	33,407,104
73,953	Westinghouse Air Brake Technologies Corp.	18,481,594
		76,465,852
	Marine Transportation — 1.6%
58,579	Kirby Corp. (a)	7,783,978
36,716	Matson, Inc.	6,019,221
		13,803,199
	Oil, Gas & Consumable Fuels — 0.5%
61,435	International Seaways, Inc.	4,477,383
	Passenger Airlines — 14.7%
2,744,265	American Airlines Group, Inc. (a)	29,473,406
555,108	Delta Air Lines, Inc.	36,903,580
102,926	SkyWest, Inc. (a)	9,451,695
414,413	Southwest Airlines Co.	15,569,496
343,092	United Airlines Holdings, Inc. (a)	31,588,480
		122,986,657
	Trading Companies & Distributors — 4.6%
39,542	GATX Corp.	6,751,401
43,419	United Rentals, Inc.	31,633,347
		38,384,748
	Total Common Stocks	838,517,732
	(Cost $908,950,746)
MONEY MARKET FUNDS — 0.1%
507,719	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	507,719
	(Cost $507,719)

See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments (Continued)
March 31, 2026
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$216	Daiwa Capital Markets America, Inc., 3.66% (b), dated 03/31/26, due 04/01/26, with a maturity value of $216. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 05/07/26 to 05/15/55. The value of the collateral including accrued interest is $220. (c)	$216
	(Cost $216)

	Total Investments — 100.0%	839,025,667
	(Cost $909,458,681)
	Net Other Assets and Liabilities — (0.0)%	(27,664)
	Net Assets — 100.0%	$838,998,003

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$838,517,732	$838,517,732	$—	$—
Money Market Funds	507,719	507,719	—	—
Repurchase Agreements	216	—	216	—
Total Investments	$839,025,667	$839,025,451	$216	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$216
Non-cash Collateral(2)	(216)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At March 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments
March 31, 2026

Shares	Description	Value
COMMON STOCKS (a) — 99.6%
	Air Freight & Logistics — 8.1%
1,803	DHL Group (EUR) (b)	$95,031
327	FedEx Corp.	116,471
22,400	SF Holding Co., Ltd., Class H (HKD) (b)	101,169
945	United Parcel Service, Inc., Class B	92,969
		405,640
	Broadline Retail — 20.4%
654	Alibaba Group Holding Ltd., ADR	82,051
11,354	Allegro.eu S.A. (PLN) (b) (c) (d) (e)	81,499
410	Amazon.com, Inc. (d)	85,391
4,503	Coupang, Inc. (d)	85,017
1,112	eBay, Inc.	101,214
3,407	JD.com, Inc., ADR	100,745
46	MercadoLibre, Inc. (d)	79,535
1,492	Naspers Ltd., Class N (ZAR) (b)	77,177
527	Next PLC (GBP) (b)	89,035
831	PDD Holdings, Inc., ADR (d)	84,911
1,625	Prosus N.V. (EUR) (b)	75,231
16,100	Rakuten Group, Inc. (JPY) (b) (d)	75,260
		1,017,066
	Commercial Services & Supplies — 1.7%
2,590	Copart, Inc. (d)	85,988
	Consumer Staples Distribution & Retail — 5.5%
143,000	Alibaba Health Information Technology Ltd. (HKD) (b) (d)	86,232
12,717	JD Health International, Inc. (HKD) (b) (c) (d) (e)	77,623
894	Walmart, Inc.	111,106
		274,961
	Financial Services — 9.3%
60	Adyen N.V. (EUR) (b) (c) (d) (e)	60,051
305	Corpay, Inc. (d)	88,752
1,497	Fidelity National Information Services, Inc.	70,224
1,455	Fiserv, Inc. (d)	81,189
1,285	Global Payments, Inc.	86,481
1,735	PayPal Holdings, Inc.	78,474
		465,171
	Ground Transportation — 1.7%
1,154	Uber Technologies, Inc. (d)	83,007
Shares	Description	Value

	Hotels, Restaurants & Leisure — 9.4%
729	Airbnb, Inc., Class A (d)	$92,059
19	Booking Holdings, Inc.	79,996
451	DoorDash, Inc., Class A (d)	67,718
336	Expedia Group, Inc.	77,579
7,805	Meituan, Class B (HKD) (b) (c) (d) (e)	85,170
1,316	Trip.com Group Ltd., ADR (d)	65,523
		468,045
	Industrial REITs — 2.1%
787	Prologis, Inc.	104,026
	Interactive Media & Services — 21.4%
311	Alphabet, Inc., Class A	89,431
13,153	Autotrader Group PLC (GBP) (b) (c) (e)	82,325
716	Baidu, Inc., ADR (d)	79,777
4,955	CAR Group Ltd. (AUD) (b)	79,099
11,000	Kuaishou Technology (HKD) (b) (c) (e)	64,794
38,100	LY Corp. (JPY) (b)	91,864
156	Meta Platforms, Inc., Class A	89,252
584	NAVER Corp. (KRW) (b)	79,511
3,772	Pinterest, Inc., Class A (d)	69,178
824	REA Group Ltd. (AUD) (b)	90,276
398	Reddit, Inc., Class A (d)	53,591
1,030	Scout24 SE (EUR) (b) (c) (e)	79,473
6,441	SEEK Ltd. (AUD) (b)	63,293
12,035	Snap, Inc., Class A (d)	55,361
		1,067,225
	IT Services — 1.4%
601	Shopify, Inc., Class A (d)	71,291
	Marine Transportation — 4.4%
43	A.P. Moller - Maersk A/S, Class B (DKK) (b)	107,409
57,825	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD) (b)	110,114
		217,523
	Real Estate Management & Development — 4.3%
1,648	CoStar Group, Inc. (d)	66,480
5,837	KE Holdings, Inc., ADR	87,380
1,445	Zillow Group, Inc., Class C (d)	59,794
		213,654
	Specialty Retail — 6.4%
1,408	Best Buy Co., Inc.	90,393
228	Carvana Co. (d)	71,679
See Notes to Financial Statements

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
March 31, 2026
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Specialty Retail (Continued)
891	Wayfair, Inc., Class A (d)	$67,012
511	Williams-Sonoma, Inc.	93,171
		322,255
	Textiles, Apparel & Luxury Goods — 1.5%
476	Lululemon Athletica, Inc. (d)	72,876
	Wireless Telecommunication Services — 2.0%
29,826	Taiwan Mobile Co., Ltd. (TWD) (b)	101,978
	Total Common Stocks	4,970,706
	(Cost $5,604,430)
MONEY MARKET FUNDS — 0.2%
9,241	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (f)	9,241
	(Cost $9,241)

	Total Investments — 99.8%	4,979,947
	(Cost $5,613,671)
	Net Other Assets and Liabilities — 0.2%	9,094
	Net Assets — 100.0%	$4,989,041

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $1,853,614 or 37.2% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
PLN	– Polish Zloty
REITs	– Real Estate Investment Trusts
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
USD	62.8%
HKD	10.5
EUR	6.2
AUD	4.7
GBP	3.4
JPY	3.4
DKK	2.2
TWD	2.0
PLN	1.6
KRW	1.6
ZAR	1.6
Total	100.0%

See Notes to Financial Statements

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
March 31, 2026
Country Allocation†	% of Net Assets
United States	51.2%
Cayman Islands	14.6
Australia	4.7
China	4.2
Germany	3.5
United Kingdom	3.4
Japan	3.4
Netherlands	2.7
Denmark	2.2
Taiwan	2.0
Bermuda	1.7
Luxembourg	1.6
South Korea	1.6
South Africa	1.6
Canada	1.4
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Air Freight & Logistics	$405,640	$209,440	$196,200	$—
Broadline Retail	1,017,066	618,864	398,202	—
Consumer Staples Distribution & Retail	274,961	111,106	163,855	—
Financial Services	465,171	405,120	60,051	—
Hotels, Restaurants & Leisure	468,045	382,875	85,170	—
Interactive Media & Services	1,067,225	436,590	630,635	—
Marine Transportation	217,523	—	217,523	—
Wireless Telecommunication Services	101,978	—	101,978	—
Other Industry Categories*	953,097	953,097	—	—
Money Market Funds	9,241	9,241	—	—
Total Investments	$4,979,947	$3,126,333	$1,853,614	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
March 31, 2026

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.8%
	Bermuda — 0.4%
214	Credicorp Ltd.	$72,585
	Brazil — 10.8%
20,887	Ambev S.A. (BRL)	61,493
2,364	Axia Energia (BRL)	26,726
23,534	Banco do Brasil S.A. (BRL)	104,497
17,683	Banco Santander Brasil S.A. (BRL)	104,599
15,631	BB Seguridade Participacoes S.A. (BRL)	105,044
34,406	Caixa Seguridade Participacoes S.A. (BRL)	121,886
770	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	23,523
2,664	Cia De Sanena Do Parana (BRL)	22,902
8,853	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	21,552
7,664	Cia Paranaense de Energia - Copel (BRL)	22,830
2,135	Energisa S.A. (BRL)	21,623
5,965	Eneva S.A. (BRL) (c)	28,260
3,396	Engie Brasil Energia S.A. (BRL)	21,524
2,672	Equatorial S.A. (BRL)	21,031
13,705	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	115,041
46,231	Itausa S.A. (Preference Shares) (BRL)	124,774
17,965	Klabin S.A. (BRL)	67,665
37,207	Motiva Infraestrutura de Mobilidade S.A. (BRL)	113,564
30,621	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	287,716
10,427	Porto Seguro S.A. (BRL)	101,676
5,946	Rede D’Or Sao Luiz S.A. (BRL) (d) (e)	44,734
6,431	Suzano S.A. (BRL)	64,436
2,084	Telefonica Brasil S.A. (BRL)	16,588
3,021	TIM S.A. (BRL)	16,015
5,573	Vale S.A. (BRL)	88,740
		1,748,439
	Cayman Islands — 4.2%
1,900	ENN Energy Holdings Ltd. (HKD) (f)	15,471
187,000	Fufeng Group Ltd. (HKD) (f)	166,948
12,500	Hengan International Group Co., Ltd. (HKD) (f)	44,233
5,700	Tencent Holdings Ltd. (HKD) (f)	359,512
Shares	Description	Value

	Cayman Islands (Continued)
30,000	Tingyi Cayman Islands Holding Corp. (HKD) (f)	$50,086
39,000	Uni-President China Holdings Ltd. (HKD) (f)	39,140
		675,390
	Chile — 1.1%
109,517	Banco de Chile (CLP)	19,878
376	Banco de Credito e Inversiones S.A. (CLP)	24,356
251,074	Banco Santander Chile (CLP)	20,790
3,672	Cencosud S.A. (CLP)	10,025
1,276	Empresas Copec S.A. (CLP)	8,817
3,816	Falabella S.A. (CLP)	23,359
995,556	Latam Airlines Group S.A. (CLP)	24,517
577	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP) (c)	46,689
		178,431
	China — 11.7%
167,214	Agricultural Bank of China Ltd., Class H (HKD) (f)	119,609
205,930	Bank of China Ltd., Class H (HKD) (f)	131,494
134,094	Bank of Communications Co., Ltd., Class H (HKD) (f)	121,195
42,000	CGN Power Co., Ltd., Class H (HKD) (d) (e) (f)	18,905
131,159	China CITIC Bank Corp., Ltd., Class H (HKD) (f)	132,853
40,000	China Coal Energy Co., Ltd., Class H (HKD) (f)	67,415
117,027	China Construction Bank Corp., Class H (HKD) (f)	126,297
271,000	China Everbright Bank Co., Ltd., Class H (HKD) (f)	105,460
213,500	China Minsheng Banking Corp., Ltd., Class H (HKD) (f)	100,408
91,821	China Petroleum & Chemical Corp., Class H (HKD) (f)	52,781
9,936	China Shenhua Energy Co., Ltd., Class H (HKD) (f)	58,813
289,200	China Tower Corp., Ltd., Class H (HKD) (d) (e) (f)	395,427
22,000	Huaneng Power International, Inc., Class H (HKD) (f)	16,658
152,566	Industrial & Commercial Bank of China Ltd., Class H (HKD) (f)	134,479
52,000	PetroChina Co., Ltd., Class H (HKD) (f)	71,337
50,752	PICC Property & Casualty Co., Ltd., Class H (HKD) (f)	93,423
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2026
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China (Continued)
161,000	Postal Savings Bank of China Co., Ltd., Class H (HKD) (d) (e) (f)	$101,142
17,600	Sinopharm Group Co., Ltd., Class H (HKD) (f)	45,661
		1,893,357
	Colombia — 0.2%
1,775	Grupo Cibest S.A. (Preference Shares) (COP)	32,614
	Czech Republic — 0.2%
511	CEZ A/S (CZK)	28,879
	Hong Kong — 2.6%
578,000	China Resources Pharmaceutical Group Ltd. (HKD) (d) (e) (f)	428,551
	Hungary — 0.6%
762	OTP Bank Nyrt (HUF) (f)	81,708
413	Richter Gedeon Nyrt (HUF)	14,703
		96,411
	India — 31.8%
7,998	Asian Paints Ltd. (INR) (f)	184,439
24,707	Axis Bank Ltd. (INR) (f)	306,002
11,217	Bharti Airtel Ltd. (INR) (f)	213,161
994	Britannia Industries Ltd. (INR)	56,832
59,649	Coal India Ltd. (INR) (f)	285,188
12,118	Dabur India Ltd. (INR) (f)	52,709
14,777	Dr. Reddy’s Laboratories Ltd. (INR) (f)	198,053
6,817	Grasim Industries Ltd. (INR) (f)	184,994
29,399	HDFC Bank Ltd. (INR) (f)	230,284
36,960	HDFC Life Insurance Co., Ltd. (INR) (d) (e) (f)	232,270
2,368	Hindustan Unilever Ltd. (INR) (f)	51,609
20,741	ICICI Bank Ltd. (INR) (f)	266,257
14,826	ITC Ltd. (INR) (f)	45,304
8,537	Marico Ltd. (INR) (f)	66,638
201	MRF Ltd. (INR) (f)	274,194
5,164	Nestle India Ltd. (INR) (f)	64,173
21,224	Pidilite Industries Ltd. (INR) (f)	288,482
17,053	Reliance Industries Ltd. (INR) (f)	245,249
15,614	SBI Life Insurance Co., Ltd. (INR) (d) (e) (f)	295,356
642	Shree Cement Ltd. (INR) (f)	156,975
32,046	State Bank of India (INR) (f)	334,213
11,342	Sun Pharmaceutical Industries Ltd. (INR) (f)	212,132
14,845	Tata Consultancy Services Ltd. (INR) (f)	373,807
Shares	Description	Value

	India (Continued)
8,720	Titan Co., Ltd. (INR) (f)	$366,264
1,538	UltraTech Cement Ltd. (INR) (f)	175,669
		5,160,254
	Indonesia — 1.8%
59,053	Alamtri Resources Indonesia Tbk PT (IDR) (f)	9,025
48,840	Aneka Tambang Tbk (IDR) (f)	10,220
64,088	Astra International Tbk PT (IDR) (f)	23,659
94,002	Bank Central Asia Tbk PT (IDR) (f)	36,311
162,901	Bank Mandiri Persero Tbk PT (IDR) (f)	45,727
174,821	Bank Negara Indonesia Persero Tbk PT (IDR) (f)	39,040
183,786	Bank Rakyat Indonesia Persero Tbk PT (IDR) (f)	36,724
41,156	Barito Pacific Tbk PT (IDR) (c) (f)	3,306
183,733	Bumi Resources Minerals Tbk PT (IDR) (c) (f)	8,033
669,794	Bumi Resources Tbk PT (IDR) (c) (f)	8,616
2,816,752	GoTo Gojek Tokopedia Tbk PT (IDR) (c) (f)	8,478
73,145	Merdeka Copper Gold Tbk PT (IDR) (c) (f)	13,918
171,087	Telkom Indonesia Persero Tbk PT (IDR) (f)	30,933
5,764	United Tractors Tbk PT (IDR) (f)	10,541
		284,531
	Luxembourg — 0.1%
1,231	Allegro.eu S.A. (PLN) (c) (d) (e) (f)	8,836
	Malaysia — 2.1%
21,300	AMMB Holdings Bhd (MYR) (f)	34,828
16,400	CIMB Group Holdings Bhd (MYR) (f)	30,763
8,500	Gamuda Bhd (MYR) (f)	7,893
13,000	Genting Bhd (MYR) (f)	7,208
4,400	IHH Healthcare Bhd (MYR) (f)	9,796
16,600	IJM Corp. Bhd (MYR) (f)	9,025
12,200	KPJ Healthcare Bhd (MYR) (f)	10,371
12,200	Malayan Banking Bhd (MYR) (f)	34,339
4,500	PPB Group Bhd (MYR) (f)	13,408
17,000	Press Metal Aluminium Holdings Bhd (MYR) (f)	33,807
27,900	Public Bank Bhd (MYR) (f)	32,394
18,300	RHB Bank Bhd (MYR) (f)	38,282
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2026
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Malaysia (Continued)
8,800	SD Guthrie Bhd (MYR)	$13,149
16,700	Sime Darby Bhd (MYR) (f)	9,393
9,100	Sunway Bhd (MYR) (f)	10,901
7,800	Telekom Malaysia Bhd (MYR) (f)	13,694
4,400	Tenaga Nasional Bhd (MYR) (f)	15,155
20,700	YTL Corp. Bhd (MYR) (f)	8,736
13,700	YTL Power International Bhd (MYR) (f)	10,238
		343,380
	Mexico — 4.8%
92,591	America Movil S.A.B. de C.V., Series B (MXN)	117,682
2,355	Arca Continental S.A.B. de C.V. (MXN)	27,162
34,841	Cemex S.A.B. de C.V., Series CPO (MXN)	39,948
2,976	Coca-Cola Femsa S.A.B. de C.V. (MXN)	29,008
5,613	Corp Inmobiliaria Vesta S.A.B. de C.V. (MXN)	18,794
10,781	Fibra Uno Administracion S.A. de C.V. (MXN)	17,546
2,504	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	27,647
13,150	Gentera S.A.B. de C.V. (MXN)	37,176
1,330	Gruma S.A.B. de C.V., Class B (MXN)	24,388
2,411	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (MXN)	34,558
1,320	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	32,564
975	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	32,858
6,954	Grupo Bimbo S.A.B. de C.V., Series A (MXN)	23,318
3,943	Grupo Comercial Chedraui S.A. de C.V. (MXN)	23,166
3,385	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	37,542
6,445	Grupo Mexico S.A.B. de C.V., Series B (MXN)	69,013
1,258	Industrias Penoles S.A.B. de C.V. (MXN) (c)	55,913
11,675	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (MXN)	27,639
Shares	Description	Value

	Mexico (Continued)
3,729	Qualitas Controladora S.A.B. de C.V. (MXN)	$35,792
3,788	Regional S.A.B. de C.V. (MXN)	32,550
10,101	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	32,800
		777,064
	Morocco — 0.0%
97	Travaux Generaux de Construction de Casablanca S.A. (MAD)	7,679
	Netherlands — 0.1%
1,170	NEPI Rockcastle N.V. (ZAR)	9,388
1,692	Pepco Group N.V. (PLN) (e) (f)	12,260
247	X5 Retail Group N.V., GDR (c) (e) (f) (g) (h)	0
		21,648
	Philippines — 1.0%
84,510	Ayala Land, Inc. (PHP) (f)	22,598
11,960	Bank of the Philippine Islands (PHP)	19,668
10,351	BDO Unibank, Inc. (PHP) (f)	19,474
5,740	International Container Terminal Services, Inc. (PHP) (f)	65,076
2,760	SM Investments Corp. (PHP)	28,168
		154,984
	Poland — 1.9%
726	Alior Bank S.A. (PLN) (f)	21,748
171	Asseco Poland S.A. (PLN) (f)	7,878
426	Bank Polska Kasa Opieki S.A. (PLN) (f)	25,242
26	Budimex S.A. (PLN) (f)	4,675
162	CD Projekt S.A. (PLN) (f)	10,423
2,234	Dino Polska S.A. (PLN) (c) (d) (e) (f)	20,190
361	KGHM Polska Miedz S.A. (PLN) (c) (f)	26,375
2	LPP S.A. (PLN) (f)	12,127
83	mBank S.A. (PLN) (c) (f)	24,148
241	Modivo S.A. (PLN) (c) (f)	6,153
1,617	ORLEN S.A. (PLN) (f)	58,591
3,280	PGE Polska Grupa Energetyczna S.A. (PLN) (c) (f)	9,368
1,057	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN) (f)	25,002
1,370	Powszechny Zaklad Ubezpieczen S.A. (PLN) (f)	23,848
158	Santander Bank Polska S.A. (PLN) (f)	25,051
3,873	Tauron Polska Energia S.A. (PLN) (c) (f)	10,744
		311,563
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2026
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Russia — 0.0%
7,696	Alrosa PJSC (RUB) (c) (f) (g) (h)	$0
40,399	Credit Bank of Moscow PJSC (RUB) (c) (f) (g) (h)	0
4,700	GMK Norilskiy Nickel PAO (RUB) (c) (f) (g) (h)	0
172,018	Inter RAO UES PJSC (RUB) (c) (f) (g) (h)	0
96	Magnit PJSC (RUB) (c) (f) (g) (h)	0
15,021	Magnitogorsk Iron & Steel Works PJSC (RUB) (c) (f) (g) (h)	0
2,140	Mobile TeleSystems PJSC (RUB) (c) (f) (g) (h)	0
1,668	Moscow Exchange MICEX-RTS PJSC (RUB) (c) (f) (g) (h)	0
4,741	Novolipetsk Steel PJSC (RUB) (c) (f) (g) (h)	0
850	Polyus PJSC (RUB) (c) (f) (g) (h)	0
676	Severstal PAO (RUB) (c) (f) (g) (h)	0
10,776	Sistema AFK PAO (RUB) (c) (f) (g) (h)	0
3,253	Tatneft PJSC (RUB) (c) (f) (g) (h)	0
		0
	South Africa — 5.1%
2,759	Absa Group Ltd. (ZAR) (f)	39,743
876	Aspen Pharmacare Holdings Ltd. (ZAR)	6,802
593	Bid Corp., Ltd. (ZAR)	14,284
668	Bidvest Group Ltd. (ZAR)	8,983
144	Capitec Bank Holdings Ltd. (ZAR) (f)	35,380
727	Clicks Group Ltd. (ZAR) (f)	12,521
2,536	Discovery Ltd. (ZAR)	37,213
776	Exxaro Resources Ltd. (ZAR) (f)	10,397
6,433	FirstRand Ltd. (ZAR) (f)	32,933
4,512	Gold Fields Ltd. (ZAR) (f)	207,336
10,988	Growthpoint Properties Ltd. (ZAR)	10,500
623	Mr Price Group Ltd. (ZAR) (f)	5,691
4,296	MTN Group Ltd. (ZAR) (f)	50,163
2,160	Naspers Ltd., Class N (ZAR) (f)	111,730
2,340	Nedbank Group Ltd. (ZAR)	36,890
37,420	Old Mutual Ltd. (ZAR)	30,518
6,967	OUTsurance Group Ltd. (ZAR)	28,656
5,219	Pepkor Holdings Ltd. (ZAR) (d) (e) (f)	7,017
Shares	Description	Value

	South Africa (Continued)
3,006	Remgro Ltd. (ZAR)	$33,493
5,976	Sanlam Ltd. (ZAR) (f)	31,455
935	Shoprite Holdings Ltd. (ZAR) (f)	15,333
2,113	Standard Bank Group Ltd. (ZAR) (f)	38,266
830	Tiger Brands Ltd. (ZAR) (f)	14,872
2,523	Woolworths Holdings Ltd. (ZAR)	7,562
		827,738
	Taiwan — 14.6%
123,919	Asia Cement Corp. (TWD) (f)	135,493
72,348	Chang Hwa Commercial Bank Ltd. (TWD) (f)	46,483
13,969	Chunghwa Telecom Co., Ltd. (TWD) (f)	58,234
33,138	CTBC Financial Holding Co., Ltd. (TWD) (f)	53,853
42,628	E.Sun Financial Holding Co., Ltd. (TWD)	42,335
170,054	Far Eastern New Century Corp. (TWD) (f)	141,515
21,095	Far EasTone Telecommunications Co., Ltd. (TWD) (f)	60,930
47,626	First Financial Holding Co., Ltd. (TWD) (f)	42,434
16,100	Fubon Financial Holding Co., Ltd. (TWD) (f)	44,077
48,028	Hua Nan Financial Holdings Co., Ltd. (TWD) (f)	50,349
95,093	KGI Financial Holding Co., Ltd. (TWD) (f)	58,414
33,450	Mega Financial Holding Co., Ltd. (TWD) (f)	40,596
34,510	Novatek Microelectronics Corp. (TWD) (f)	416,598
4,025	President Chain Store Corp. (TWD) (f)	28,348
33,808	Shanghai Commercial & Savings Bank (The) Ltd. (TWD) (f)	41,441
56,865	SinoPac Financial Holdings Co., Ltd. (TWD) (f)	55,211
62,735	Taichung Commercial Bank Co., Ltd. (TWD) (f)	40,616
90,263	Taiwan Business Bank (TWD) (f)	42,828
57,673	Taiwan Cooperative Financial Holding Co., Ltd. (TWD) (f)	42,668
17,109	Taiwan Mobile Co., Ltd. (TWD) (f)	58,497
196,980	TCC Group Holdings Co., Ltd. (TWD) (f)	143,478
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2026
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Taiwan (Continued)
78,980	TS Financial Holding Co., Ltd. (TWD) (f)	$58,093
12,732	Uni-President Enterprises Corp. (TWD) (f)	28,440
323,124	United Microelectronics Corp. (TWD) (f)	579,232
40,793	Yuanta Financial Holding Co., Ltd. (TWD) (f)	57,990
		2,368,153
	Thailand — 2.5%
2,800	Advanced Info Service PCL (THB) (f)	31,960
10,500	Airports of Thailand PCL (THB) (f)	16,753
3,200	Bangkok Bank PCL (THB) (f)	16,311
30,400	Bangkok Dusit Medical Services PCL (THB) (f)	17,421
82,700	Bangkok Expressway & Metro PCL (THB) (f)	13,232
3,600	Bumrungrad Hospital PCL (THB) (f)	17,980
10,500	Central Pattana PCL (THB) (f)	20,166
11,000	Central Retail Corp. PCL (THB) (d) (e) (f)	6,338
23,700	Charoen Pokphand Foods PCL (THB) (f)	15,160
11,200	CP ALL PCL (THB) (f)	15,619
32,100	Home Product Center PCL (THB) (f)	6,077
14,900	Indorama Ventures PCL (THB) (f)	11,371
2,800	Kasikornbank PCL (THB) (f)	16,336
19,000	Krung Thai Bank PCL (THB) (f)	20,319
10,400	Minor International PCL (THB) (f)	6,932
11,700	Muangthai Capital PCL (THB) (f)	10,435
5,100	PTT Exploration & Production PCL (THB) (f)	24,572
41,500	PTT Oil & Retail Business PCL (THB) (d) (e) (f)	16,769
17,700	PTT PCL (THB)	18,784
3,700	SCB X PCL (THB) (f)	16,265
1,900	Siam Cement (The) PCL (THB) (f)	12,122
45,300	Thai Beverage PCL (SGD) (f)	15,193
4,600	Tisco Financial Group PCL (THB) (f)	15,805
Shares	Description	Value

	Thailand (Continued)
248,400	TMBThanachart Bank PCL (THB) (f)	$17,461
77,900	True Corp. PCL (THB) (f)	34,277
		413,658
	Turkiye — 1.2%
6,767	Akbank T.A.S. (TRY) (f)	10,100
1,416	Aselsan Elektronik Sanayi Ve Ticaret A/S (TRY) (f)	10,181
3,119	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S (TRY) (f)	13,745
815	BIM Birlesik Magazalar A/S (TRY) (f)	12,562
9,581	Coca-Cola Icecek A/S (TRY)	15,188
4,325	Enka Insaat ve Sanayi A/S (TRY) (f)	9,133
7,812	Eregli Demir ve Celik Fabrikalari T.A.S. (TRY) (f)	5,004
2,992	Ford Otomotiv Sanayi A/S (TRY) (f)	6,836
4,888	Haci Omer Sabanci Holding A/S (TRY) (f)	9,889
3,272	KOC Holding A/S (TRY) (f)	14,413
14,375	Oyak Cimento Fabrikalari A/S (TRY) (f) (i)	7,514
1,369	Pegasus Hava Tasimaciligi A/S (TRY) (c) (f)	5,402
61,249	Sasa Polyester Sanayi A/S (TRY) (c) (f)	3,241
1,143	Tofas Turk Otomobil Fabrikasi A/S (TRY) (f)	7,054
941	Turk Hava Yollari AO (TRY) (f)	6,248
3,761	Turkcell Iletisim Hizmetleri A/S (TRY) (f)	8,993
29,985	Turkiye Is Bankasi A/S, Class C (TRY) (f)	8,892
3,034	Turkiye Petrol Rafinerileri A/S (TRY) (f)	17,626
8,158	Turkiye Sise ve Cam Fabrikalari A/S (TRY) (f)	8,069
12,501	Yapi ve Kredi Bankasi A/S (TRY) (c) (f)	9,363
		189,453
	Total Common Stocks	16,023,598
	(Cost $14,596,898)
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2026
Shares	Description	Value
WARRANTS (a) (b) — 0.0%
	Malaysia — 0.0%
5,200	YTL Corp. Bhd, expiring 06/02/28, (MYR) (c) (f) (g)	$244
3,120	YTL Power International Bhd, expiring 06/02/28, (MYR) (c) (f) (g)	424
	Total Warrants	668
	(Cost $0)
MONEY MARKET FUNDS — 1.4%
228,877	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (j)	228,877
	(Cost $228,877)

	Total Investments — 100.2%	16,253,143
	(Cost $14,825,775)
	Net Other Assets and Liabilities — (0.2)%	(25,884)
	Net Assets — 100.0%	$16,227,259

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $12,745,459 or 78.5% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)	Non-income producing security which makes payment-in- kind distributions.
(j)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
CZK	– Czech Koruna
GDR	– Global Depositary Receipt
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MAD	– Moroccan Dirham
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
INR	31.7%
HKD	18.4
TWD	14.6
BRL	10.8
ZAR	5.1
MXN	4.8
THB	2.5
MYR	2.1
PLN	2.0
USD	1.9
IDR	1.7
TRY	1.2
CLP	1.1
PHP	1.0
HUF	0.6
COP	0.2
CZK	0.2
SGD	0.1
MAD	0.0‡
RUB	0.0‡‡
Total	100.0%

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2026
‡	Amount is less than 0.1%.
‡‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$675,390	$—	$675,390	$—
China	1,893,357	—	1,893,357	—
Hong Kong	428,551	—	428,551	—
Hungary	96,411	14,703	81,708	—
India	5,160,254	56,832	5,103,422	—
Indonesia	284,531	—	284,531	—
Luxembourg	8,836	—	8,836	—
Malaysia	343,380	13,149	330,231	—
Netherlands	21,648	9,388	12,260	— **
Philippines	154,984	47,836	107,148	—
Poland	311,563	—	311,563	—
Russia	— **	—	—	— **
South Africa	827,738	214,901	612,837	—
Taiwan	2,368,153	42,335	2,325,818	—
Thailand	413,658	—	413,658	—
Turkiye	189,453	15,188	174,265	—
Other Country Categories*	2,845,691	2,845,691	—	—
Warrants*	668	—	668	—
Money Market Funds	228,877	228,877	—	—
Total Investments	$16,253,143	$3,488,900	$12,764,243	$— **

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments
March 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 0.9%
519	General Dynamics Corp.	$178,131
517	Lockheed Martin Corp.	312,470
		490,601
	Air Freight & Logistics — 1.6%
694	FedEx Corp.	247,189
6,471	United Parcel Service, Inc., Class B	636,617
		883,806
	Banks — 6.6%
8,952	Fifth Third Bancorp	415,910
26,356	Huntington Bancshares, Inc.	412,472
25,357	KeyCorp	508,408
1,881	M&T Bank Corp.	388,840
2,000	PNC Financial Services Group (The), Inc.	416,180
18,900	Regions Financial Corp.	493,668
11,698	Truist Financial Corp.	537,757
9,728	U.S. Bancorp	505,953
		3,679,188
	Biotechnology — 0.8%
2,068	AbbVie, Inc.	449,769
	Building Products — 0.7%
3,163	A.O. Smith Corp.	208,568
2,955	Masco Corp.	178,394
		386,962
	Capital Markets — 3.0%
30,032	Franklin Resources, Inc.	709,356
2,841	State Street Corp.	359,557
6,472	T. Rowe Price Group, Inc.	583,386
		1,652,299
	Chemicals — 1.1%
689	Air Products and Chemicals, Inc.	200,148
1,761	CF Industries Holdings, Inc.	228,648
1,541	PPG Industries, Inc.	164,702
		593,498
	Containers & Packaging — 0.9%
9,201	Amcor PLC	365,740
690	Packaging Corp. of America	146,432
		512,172
	Distributors — 1.6%
5,066	Genuine Parts Co.	535,730
1,688	Pool Corp.	341,533
		877,263
Shares	Description	Value

	Diversified Telecommunication Services — 8.3%
59,150	Comcast Corp., Class A	$1,698,197
58,897	Verizon Communications, Inc.	2,956,629
		4,654,826
	Electric Utilities — 2.2%
1,552	Duke Energy Corp.	203,219
4,933	Edison International	360,997
2,541	Evergy, Inc.	208,159
3,192	Eversource Energy	221,142
2,238	Pinnacle West Capital Corp.	225,478
		1,218,995
	Electronic Equipment, Instruments & Components — 4.1%
10,462	Corning, Inc.	1,422,518
4,126	TE Connectivity PLC	862,417
		2,284,935
	Food Products — 2.5%
14,145	Campbell’s (The) Company	315,009
30,953	Conagra Brands, Inc.	486,581
7,899	General Mills, Inc.	294,001
13,379	Hormel Foods Corp.	303,034
		1,398,625
	Ground Transportation — 0.8%
687	Norfolk Southern Corp.	197,169
1,104	Union Pacific Corp.	267,852
		465,021
	Health Care Equipment & Supplies — 1.6%
2,458	Abbott Laboratories	252,363
1,549	Becton Dickinson & Co.	243,549
4,350	Medtronic PLC	376,928
		872,840
	Health Care Providers & Services — 2.4%
1,178	Cigna Group (The)	314,232
6,070	CVS Health Corp.	435,947
1,474	Quest Diagnostics, Inc.	288,875
1,136	UnitedHealth Group, Inc.	307,390
		1,346,444
	Hotels, Restaurants & Leisure — 1.9%
1,640	McDonald’s Corp.	509,695
6,291	Starbucks Corp.	563,611
		1,073,306
	Household Durables — 0.5%
3,396	Lennar Corp., Class A	294,909
See Notes to Financial Statements

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
March 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 1.1%
2,946	Clorox (The) Co.	$305,294
3,307	Kimberly-Clark Corp.	319,026
		624,320
	Industrial Conglomerates — 0.5%
1,182	Honeywell International, Inc.	267,167
	Insurance — 3.2%
1,011	Everest Group Ltd.	330,445
5,197	MetLife, Inc.	367,532
5,444	Principal Financial Group, Inc.	490,559
6,049	Prudential Financial, Inc.	590,927
		1,779,463
	IT Services — 5.2%
7,047	Accenture PLC, Class A	1,397,350
6,154	International Business Machines Corp.	1,491,668
		2,889,018
	Leisure Products — 1.3%
8,002	Hasbro, Inc.	748,987
	Machinery — 1.7%
1,068	Illinois Tool Works, Inc.	277,990
809	Snap-on, Inc.	293,845
5,678	Stanley Black & Decker, Inc.	403,478
		975,313
	Media — 3.5%
3,899	Fox Corp., Class A	227,702
10,837	News Corp., Class A	270,166
19,407	Omnicom Group, Inc.	1,461,541
		1,959,409
	Multi-Utilities — 0.3%
1,343	DTE Energy Co.	196,373
	Oil, Gas & Consumable Fuels — 3.6%
2,514	Chevron Corp.	520,147
3,359	EOG Resources, Inc.	485,611
2,393	Exxon Mobil Corp.	405,996
6,905	ONEOK, Inc.	624,143
		2,035,897
	Pharmaceuticals — 5.0%
12,650	Bristol-Myers Squibb Co.	767,223
1,701	Johnson & Johnson	415,792
4,290	Merck & Co., Inc.	516,044
39,372	Pfizer, Inc.	1,105,566
		2,804,625
	Professional Services — 1.3%
1,092	Automatic Data Processing, Inc.	221,873
Shares	Description	Value

	Professional Services (Continued)
897	Broadridge Financial Solutions, Inc.	$145,745
3,813	Paychex, Inc.	351,253
		718,871
	Residential REITs — 0.5%
1,189	Mid-America Apartment Communities, Inc.	145,201
4,549	UDR, Inc.	153,665
		298,866
	Retail REITs — 0.7%
1,599	Federal Realty Investment Trust	169,830
3,400	Realty Income Corp.	208,012
		377,842
	Semiconductors & Semiconductor Equipment — 13.1%
3,699	Analog Devices, Inc.	1,176,800
1,696	Broadcom, Inc.	524,929
30,330	Microchip Technology, Inc.	1,959,621
10,636	QUALCOMM, Inc.	1,369,704
11,888	Texas Instruments, Inc.	2,307,936
		7,338,990
	Software — 3.0%
1,258	Microsoft Corp.	465,674
4,450	Oracle Corp.	654,639
1,506	Roper Technologies, Inc.	532,913
		1,653,226
	Specialized REITs — 0.6%
1,251	Extra Space Storage, Inc.	164,043
585	Public Storage	158,465
		322,508
	Specialty Retail — 3.5%
17,572	Best Buy Co., Inc.	1,128,122
1,432	Home Depot (The), Inc.	470,971
1,480	Lowe’s Cos., Inc.	349,694
		1,948,787
	Technology Hardware, Storage & Peripherals — 8.0%
91,624	Hewlett Packard Enterprise Co.	2,181,567
118,337	HP, Inc.	2,273,254
		4,454,821
	Textiles, Apparel & Luxury Goods — 0.8%
8,107	NIKE, Inc., Class B	428,212
	Tobacco — 0.9%
7,971	Altria Group, Inc.	526,006
See Notes to Financial Statements

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
March 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 0.4%
5,217	Fastenal Co.	$242,069
	Total Common Stocks	55,726,229
	(Cost $54,407,089)
MONEY MARKET FUNDS — 0.1%
38,712	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (a)	38,712
	(Cost $38,712)

	Total Investments — 99.8%	55,764,941
	(Cost $54,445,801)
	Net Other Assets and Liabilities — 0.2%	123,159
	Net Assets — 100.0%	$55,888,100

(a)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$55,726,229	$55,726,229	$—	$—
Money Market Funds	38,712	38,712	—	—
Total Investments	$55,764,941	$55,764,941	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments
March 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.9%
	Automobile Components — 1.0%
24,786	Gentex Corp.	$541,574
	Banks — 7.4%
4,812	City Holding Co.	575,130
10,926	Commerce Bancshares, Inc.	537,559
4,278	Cullen/Frost Bankers, Inc.	586,428
5,554	Esquire Financial Holdings, Inc.	597,055
27,899	First BanCorp	595,923
14,265	OFG Bancorp	577,162
7,884	Pathward Financial, Inc.	703,490
		4,172,747
	Beverages — 2.4%
3,916	Coca-Cola Consolidated, Inc.	750,854
17,558	National Beverage Corp. (a)	590,827
		1,341,681
	Building Products — 2.8%
8,183	A.O. Smith Corp.	539,587
3,595	Allegion PLC	522,318
3,152	Simpson Manufacturing Co., Inc.	540,946
		1,602,851
	Capital Markets — 10.2%
1,819	Affiliated Managers Group, Inc.	503,317
13,562	Artisan Partners Asset Management, Inc., Class A	493,521
2,168	Cboe Global Markets, Inc.	609,360
10,909	Federated Hermes, Inc.	618,649
3,123	Houlihan Lokey, Inc.	448,525
3,369	MarketAxess Holdings, Inc.	555,818
2,772	Morningstar, Inc.	468,607
3,153	PJT Partners, Inc., Class A	440,537
6,896	SEI Investments Co.	541,129
5,570	T. Rowe Price Group, Inc.	502,080
8,739	Victory Capital Holdings, Inc., Class A	572,230
		5,753,773
	Chemicals — 5.7%
8,364	Cabot Corp.	629,893
6,837	CF Industries Holdings, Inc.	887,716
922	NewMarket Corp.	590,956
5,382	PPG Industries, Inc.	575,228
5,348	RPM International, Inc.	531,591
		3,215,384
	Commercial Services & Supplies — 3.7%
7,031	Brady Corp., Class A	571,199
3,213	MSA Safety, Inc.	526,771
9,456	Rollins, Inc.	505,045
5,777	Veralto Corp.	510,802
		2,113,817
Shares	Description	Value

	Construction & Engineering — 1.9%
6,040	AECOM	$512,313
4,887	Granite Construction, Inc.	585,853
		1,098,166
	Consumer Staples Distribution & Retail — 1.2%
926	Casey’s General Stores, Inc.	673,998
	Containers & Packaging — 3.0%
4,756	AptarGroup, Inc.	599,351
3,144	Avery Dennison Corp.	542,906
2,680	Packaging Corp. of America	568,750
		1,711,007
	Distributors — 0.8%
2,213	Pool Corp.	447,756
	Diversified Consumer Services — 2.0%
519	Graham Holdings Co., Class B	548,718
3,327	Grand Canyon Education, Inc. (a)	565,690
		1,114,408
	Electrical Equipment — 2.0%
1,851	Acuity, Inc.	518,687
1,212	Hubbell, Inc.	594,777
		1,113,464
	Financial Services — 1.0%
15,604	NMI Holdings, Inc. (a)	585,306
	Food Products — 3.0%
2,999	Hershey (The) Co.	623,462
5,162	Ingredion, Inc.	581,551
3,529	Marzetti (The) Company	488,167
		1,693,180
	Health Care Providers & Services — 2.9%
1,313	Chemed Corp.	495,973
8,648	CorVel Corp. (a)	472,613
3,284	Ensign Group (The), Inc.	661,726
		1,630,312
	Hotels, Restaurants & Leisure — 2.0%
6,566	Monarch Casino & Resort, Inc.	627,710
3,050	Texas Roadhouse, Inc.	503,677
		1,131,387
	Household Durables — 0.9%
79	NVR, Inc. (a)	520,597
	Household Products — 2.1%
6,546	Church & Dwight Co., Inc.	610,873
5,393	Clorox (The) Co.	558,876
		1,169,749
See Notes to Financial Statements

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments (Continued)
March 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 10.7%
4,579	American Financial Group, Inc.	$584,784
2,535	Assurant, Inc.	552,148
5,935	Axis Capital Holdings Ltd.	601,868
4,268	Globe Life, Inc.	593,978
24,262	Hamilton Insurance Group Ltd., Class B	723,735
3,490	Hanover Insurance Group (The), Inc.	604,992
6,512	Mercury General Corp.	574,033
2,230	Primerica, Inc.	558,570
2,197	RenaissanceRe Holdings Ltd.	653,014
8,738	W.R. Berkley Corp.	579,155
		6,026,277
	IT Services — 0.8%
5,679	GoDaddy, Inc., Class A (a)	469,483
	Machinery — 11.2%
5,383	Allison Transmission Holdings, Inc.	630,134
10,465	Atmus Filtration Technologies, Inc.	594,098
5,840	Donaldson Co., Inc.	495,641
2,870	Dover Corp.	598,251
6,746	Graco, Inc.	571,049
2,249	Lincoln Electric Holdings, Inc.	560,181
4,465	Mueller Industries, Inc.	494,722
22,544	Mueller Water Products, Inc., Class A	619,735
2,181	Nordson Corp.	580,277
1,642	Snap-on, Inc.	596,407
1,995	Watts Water Technologies, Inc., Class A	579,128
		6,319,623
	Media — 2.2%
8,297	New York Times (The) Co., Class A	694,708
7,434	Omnicom Group, Inc.	559,854
		1,254,562
	Oil, Gas & Consumable Fuels — 1.5%
26,245	Magnolia Oil & Gas Corp., Class A	828,555
	Personal Care Products — 1.1%
6,596	Interparfums, Inc.	599,181
	Pharmaceuticals — 1.3%
30,511	Innoviva, Inc. (a)	710,906
	Professional Services — 5.5%
2,713	Broadridge Financial Solutions, Inc.	440,808
Shares	Description	Value

	Professional Services (Continued)
13,868	ExlService Holdings, Inc. (a)	$422,281
7,952	Exponent, Inc.	518,868
3,047	Leidos Holdings, Inc.	473,870
6,032	Maximus, Inc.	386,651
4,234	Paylocity Holding Corp. (a)	457,441
26,396	Verra Mobility Corp. (a)	377,199
		3,077,118
	Software — 6.7%
34,265	A10 Networks, Inc.	792,207
13,797	ACI Worldwide, Inc. (a)	565,815
11,695	Alarm.com Holdings, Inc. (a)	505,107
15,154	Bentley Systems, Inc., Class B	532,208
14,873	Dynatrace, Inc. (a)	550,004
3,557	PTC, Inc. (a)	506,837
77,941	Yext, Inc. (a)	299,293
		3,751,471
	Specialized REITs — 0.9%
24,062	Rayonier, Inc.	496,158
	Specialty Retail — 1.0%
11,250	Buckle (The), Inc.	566,550
	Trading Companies & Distributors — 1.0%
2,109	Applied Industrial Technologies, Inc.	559,560
	Total Common Stocks	56,290,601
	(Cost $57,209,910)
MONEY MARKET FUNDS — 0.1%
43,764	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	43,764
	(Cost $43,764)

	Total Investments — 100.0%	56,334,365
	(Cost $57,253,674)
	Net Other Assets and Liabilities — (0.0)%	(1,389)
	Net Assets — 100.0%	$56,332,976

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments (Continued)
March 31, 2026

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$56,290,601	$56,290,601	$—	$—
Money Market Funds	43,764	43,764	—	—
Total Investments	$56,334,365	$56,334,365	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments
March 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 5.3%
2,433	ATI, Inc. (a)	$353,904
6,899	Cadre Holdings, Inc.	211,661
457	Curtiss-Wright Corp.	311,272
711	Huntington Ingalls Industries, Inc.	270,109
915	Woodward, Inc.	327,497
		1,474,443
	Automobile Components — 2.0%
12,597	Gentex Corp.	275,244
3,187	Visteon Corp.	290,368
		565,612
	Banks — 3.2%
3,168	Axos Financial, Inc. (a)	269,565
2,814	Esquire Financial Holdings, Inc.	302,505
7,309	Trustmark Corp.	308,001
		880,071
	Beverages — 1.4%
2,023	Coca-Cola Consolidated, Inc.	387,890
	Biotechnology — 6.5%
9,533	Alkermes PLC (a)	337,087
13,232	Catalyst Pharmaceuticals, Inc. (a)	327,624
6,857	Exelixis, Inc. (a)	294,097
4,237	Halozyme Therapeutics, Inc. (a)	273,837
2,802	Incyte Corp. (a)	263,724
2,263	Neurocrine Biosciences, Inc. (a)	298,128
		1,794,497
	Building Products — 1.9%
1,833	Allegion PLC	266,317
5,715	Tecnoglass, Inc.	254,603
		520,920
	Capital Markets — 7.6%
5,581	Acadian Asset Management, Inc.	303,718
1,960	Hamilton Lane, Inc., Class A	194,824
4,122	Interactive Brokers Group, Inc., Class A	276,463
1,406	Morningstar, Inc.	237,684
2,060	Northern Trust Corp.	287,514
1,603	PJT Partners, Inc., Class A	223,971
3,469	Stifel Financial Corp.	256,429
2,868	Tradeweb Markets, Inc., Class A	337,449
		2,118,052
	Commercial Services & Supplies — 5.0%
1,146	Clean Harbors, Inc. (a)	328,593
9,500	Liquidity Services, Inc. (a)	290,415
1,659	MSA Safety, Inc.	271,993
Shares	Description	Value

	Commercial Services & Supplies (Continued)
4,852	Rollins, Inc.	$259,145
8,179	Tetra Tech, Inc.	246,351
		1,396,497
	Construction & Engineering — 5.2%
269	Comfort Systems USA, Inc.	370,948
432	EMCOR Group, Inc.	318,950
1,251	MasTec, Inc. (a)	402,497
866	Sterling Infrastructure, Inc. (a)	352,696
		1,445,091
	Construction Materials — 1.1%
2,287	United States Lime & Minerals, Inc.	298,705
	Consumer Staples Distribution & Retail — 2.2%
2,175	PriceSmart, Inc.	327,337
3,813	Sprouts Farmers Market, Inc. (a)	294,097
		621,434
	Diversified Consumer Services — 6.0%
3,170	Bright Horizons Family Solutions, Inc. (a)	260,352
2,588	Covista, Inc. (a)	298,267
2,014	Duolingo, Inc. (a)	198,520
5,004	Frontdoor, Inc. (a)	264,512
263	Graham Holdings Co., Class B	278,059
4,336	Stride, Inc. (a)	382,305
		1,682,015
	Electronic Equipment, Instruments & Components — 3.1%
3,027	Itron, Inc. (a)	271,310
7,823	Napco Security Technologies, Inc.	308,148
1,039	OSI Systems, Inc. (a)	275,865
		855,323
	Energy Equipment & Services — 2.2%
5,694	Cactus, Inc., Class A	269,725
3,604	Weatherford International PLC	340,866
		610,591
	Financial Services — 1.0%
10,519	Paymentus Holdings, Inc., Class A (a)	267,183
	Food Products — 0.9%
1,806	Marzetti (The) Company	249,824
See Notes to Financial Statements

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments (Continued)
March 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies — 3.5%
4,187	Haemonetics Corp. (a)	$235,980
4,652	Lantheus Holdings, Inc. (a)	352,854
3,437	LeMaitre Vascular, Inc.	375,217
		964,051
	Health Care Providers & Services — 3.5%
4,411	CorVel Corp. (a)	241,061
1,677	Ensign Group (The), Inc.	337,916
1,919	Nutex Health, Inc. (a) (b)	182,382
12,194	Progyny, Inc. (a)	207,054
		968,413
	Health Care Technology — 0.6%
7,323	Doximity, Inc., Class A (a)	170,626
	Household Durables — 1.9%
4,119	Green Brick Partners, Inc. (a)	265,469
2,326	PulteGroup, Inc.	273,561
		539,030
	Insurance — 7.2%
1,286	Assurant, Inc.	280,104
1,859	Cincinnati Financial Corp.	292,514
1,075	Erie Indemnity Co., Class A	270,158
1,727	HCI Group, Inc.	267,011
748	Kinsale Capital Group, Inc.	255,562
3,330	Mercury General Corp.	293,539
1,122	RenaissanceRe Holdings Ltd.	333,492
		1,992,380
	Interactive Media & Services — 0.8%
11,558	Pinterest, Inc., Class A (a)	211,974
	Life Sciences Tools & Services — 0.8%
487	Medpace Holdings, Inc. (a)	233,853
	Machinery — 3.2%
1,652	ITT, Inc.	314,755
1,989	Oshkosh Corp.	292,801
1,016	Watts Water Technologies, Inc., Class A	294,935
		902,491
	Media — 1.3%
4,245	New York Times (The) Co., Class A	355,434
	Oil, Gas & Consumable Fuels — 0.6%
931	Centrus Energy Corp., Class A (a) (b)	161,612
Shares	Description	Value

	Pharmaceuticals — 2.1%
8,554	Corcept Therapeutics, Inc. (a)	$344,812
8,241	Harmony Biosciences Holdings, Inc. (a)	230,830
		575,642
	Professional Services — 4.9%
1,384	Broadridge Financial Solutions, Inc.	224,872
1,383	Equifax, Inc.	249,037
7,108	ExlService Holdings, Inc. (a)	216,439
33,815	Legalzoom.com, Inc. (a)	191,731
2,020	Paycom Software, Inc.	245,511
2,159	Paylocity Holding Corp. (a)	233,258
		1,360,848
	Semiconductors & Semiconductor Equipment — 0.9%
2,827	Rambus, Inc. (a)	243,207
	Software — 10.8%
5,981	Alarm.com Holdings, Inc. (a)	258,319
1,387	Appfolio, Inc., Class A (a)	218,896
7,688	Bentley Systems, Inc., Class B	270,003
5,796	BlackLine, Inc. (a)	214,452
8,511	Clear Secure, Inc., Class A	412,017
5,263	Docusign, Inc. (a)	249,519
7,492	Dynatrace, Inc. (a)	277,054
1,753	Manhattan Associates, Inc. (a)	233,359
5,817	Pegasystems, Inc.	247,572
1,813	PTC, Inc. (a)	258,334
2,234	Qualys, Inc. (a)	196,257
40,259	Yext, Inc. (a)	154,595
		2,990,377
	Textiles, Apparel & Luxury Goods — 2.1%
3,017	Deckers Outdoor Corp. (a)	301,971
833	Ralph Lauren Corp.	286,544
		588,515
	Trading Companies & Distributors — 1.0%
1,075	Applied Industrial Technologies, Inc.	285,219
	Total Common Stocks	27,711,820
	(Cost $29,532,847)
MONEY MARKET FUNDS — 0.2%
47,819	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (c)	47,819
	(Cost $47,819)

See Notes to Financial Statements

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments (Continued)
March 31, 2026
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.6%
$171,674	Daiwa Capital Markets America, Inc., 3.66% (c), dated 03/31/26, due 04/01/26, with a maturity value of $171,691. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 05/07/26 to 05/15/55. The value of the collateral including accrued interest is $175,108. (d)	$171,674
	(Cost $171,674)

	Total Investments — 100.6%	27,931,313
	(Cost $29,752,340)
	Net Other Assets and Liabilities — (0.6)%	(173,144)
	Net Assets — 100.0%	$27,758,169

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2F -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $172,572 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $171,674.

(c)	Rate shown reflects yield as of March 31, 2026.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$27,711,820	$27,711,820	$—	$—
Money Market Funds	47,819	47,819	—	—
Repurchase Agreements	171,674	—	171,674	—
Total Investments	$27,931,313	$27,759,639	$171,674	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$172,572
Non-cash Collateral(2)	(171,674)
Net Amount	$898
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$171,674
Non-cash Collateral(4)	(171,674)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)
The collateral requirements are determined at the beginning
of each business day based on the market value of the loaned securities from the end of the prior day. On March 31, 2026, the last business day of the period, there was sufficient
collateral based on the end of day market value from the prior business day; however, as a result of market movement from
March 30 to March 31, the value of the related securities
loaned was above the collateral value received. See Note 2F -
Securities Lending in the Notes to Financial Statements.

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments
March 31, 2026

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Australia — 4.2%
6,109	Aristocrat Leisure Ltd. (AUD) (c)	$194,176
	Bermuda — 0.4%
98,847	China Ruyi Holdings Ltd. (HKD) (c) (d)	19,345
	Cayman Islands — 16.3%
4,158	Hello Group, Inc., ADR	23,950
13,415	iQIYI, Inc., ADR (d)	18,110
402	JOYY, Inc., ADR	23,473
27,251	Kuaishou Technology (HKD) (c) (e) (f)	160,517
1,209	NetEase Cloud Music, Inc. (HKD) (c) (d) (e) (f)	20,085
8,939	NetEase, Inc. (HKD) (c)	199,741
3,146	Tencent Holdings Ltd. (HKD) (c)	198,426
8,139	Tencent Music Entertainment Group, ADR	75,530
2,888	XD, Inc. (HKD) (c) (f)	22,534
		742,366
	Guernsey — 0.6%
2,642	Super Group SGHC Ltd.	28,534
	Ireland — 2.6%
1,155	Flutter Entertainment PLC (d)	117,752
	Isle Of Man — 1.2%
7,315	Entain PLC (GBP) (c)	54,953
	Italy — 1.8%
2,833	Lottomatica Group S.p.A. (EUR) (c)	81,803
	Japan — 16.6%
3,800	Capcom Co., Ltd. (JPY) (c)	80,301
1,100	Konami Group Corp. (JPY) (c)	135,551
3,361	Nexon Co., Ltd. (JPY) (c)	63,310
3,890	Nintendo Co., Ltd. (JPY) (c)	222,063
10,015	Sony Group Corp. (JPY) (c)	208,740
2,900	Square Enix Holdings Co., Ltd. (JPY) (c) (g)	46,215
		756,180
	Luxembourg — 5.3%
1,300	Allwyn AG (EUR)	19,669
454	Spotify Technology S.A. (d)	220,149
		239,818
	Poland — 1.0%
746	CD Projekt S.A. (PLN) (c)	47,997
	Sweden — 2.9%
1,901	Betsson AB, Class B (SEK) (c)	20,294
Shares	Description	Value

	Sweden (Continued)
1,368	Evolution AB (SEK) (c) (e) (f)	$85,977
4,206	Hacksaw AB (SEK) (d)	26,431
		132,702
	Switzerland — 0.8%
2,150	Sportradar Group AG, Class A (d)	35,991
	United States — 46.0%
8,159	CuriosityStream, Inc.	24,151
5,489	DraftKings, Inc., Class A (d)	118,672
1,230	Electronic Arts, Inc.	250,760
936	fuboTV, Inc., Class A (d)	8,855
4,691	GameStop Corp., Class A (d)	108,081
929	Light & Wonder, Inc. (AUD) (c) (d)	77,978
2,342	MGM Resorts International (d)	86,677
2,774	Netflix, Inc. (d)	266,720
1,934	Penn Entertainment, Inc. (d)	29,068
3,398	ROBLOX Corp., Class A (d)	192,191
1,487	Roku, Inc. (d)	140,700
4,208	Rumble, Inc. (d) (g)	21,461
1,456	Rush Street Interactive, Inc. (d)	31,668
995	Take-Two Interactive Software, Inc. (d)	196,512
3,959	Unity Software, Inc. (d)	86,860
2,200	Walt Disney (The) Co.	212,036
8,867	Warner Bros. Discovery, Inc. (d)	243,488
		2,095,878
	Total Common Stocks	4,547,495
	(Cost $5,935,707)
MONEY MARKET FUNDS — 0.1%
5,856	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (h)	5,856
	(Cost $5,856)

See Notes to Financial Statements

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
March 31, 2026
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.4%
$61,327	Daiwa Capital Markets America, Inc., 3.66% (h), dated 03/31/26, due 04/01/26, with a maturity value of $61,333. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 05/07/26 to 05/15/55. The value of the collateral including accrued interest is $62,554. (i)	$61,327
	(Cost $61,327)

	Total Investments — 101.2%	4,614,678
	(Cost $6,002,890)
	Net Other Assets and Liabilities — (1.2)%	(56,795)
	Net Assets — 100.0%	$4,557,883

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $1,940,006 or 42.6% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)
All or a portion of this security is on loan (see Note 2F -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $60,906 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $61,327.

(h)	Rate shown reflects yield as of March 31, 2026.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	56.9%
JPY	16.4
HKD	13.5
AUD	5.9
SEK	2.9
EUR	2.2
GBP	1.2
PLN	1.0
Total	100.0%
See Notes to Financial Statements

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
March 31, 2026

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$742,366	$141,063	$601,303	$—
Guernsey	28,534	28,534	—	—
Ireland	117,752	117,752	—	—
Luxembourg	239,818	239,818	—	—
Sweden	132,702	26,431	106,271	—
Switzerland	35,991	35,991	—	—
United States	2,095,878	2,017,900	77,978	—
Other Country Categories*	1,154,454	—	1,154,454	—
Money Market Funds	5,856	5,856	—	—
Repurchase Agreements	61,327	—	61,327	—
Total Investments	$4,614,678	$2,613,345	$2,001,333	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$60,906
Non-cash Collateral(2)	(60,906)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$61,327
Non-cash Collateral(4)	(61,327)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Balanced Income ETF (FTBI)
Portfolio of Investments
March 31, 2026

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
161,594	First Trust BuyWrite Income ETF	$3,708,582
63,392	First Trust Core Investment Grade ETF	1,328,696
39,686	First Trust Intermediate Duration Investment Grade Corporate ETF	823,485
38,325	First Trust Intermediate Government Opportunities ETF	777,131
43,760	First Trust Limited Duration Investment Grade Corporate ETF	828,814
35,951	First Trust Long Duration Opportunities ETF	775,463
15,686	First Trust Low Duration Opportunities ETF	781,320
92,167	First Trust Nasdaq BuyWrite Income ETF	1,835,967
30,332	First Trust Smith Opportunistic Fixed Income ETF	1,322,172
38,240	FT Vest Gold Strategy Target Income ETF®	976,267
48,312	FT Vest Rising Dividend Achievers Target Income ETF	1,234,372
25,927	FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	1,262,904
59,036	FT Vest SMID Rising Dividend Achievers Target Income ETF	1,281,081
68,953	FT Vest Technology Dividend Target Income ETF	1,831,392

	Total Investments — 100.0%	18,767,646
	(Cost $18,959,901)
	Net Other Assets and Liabilities — (0.0)%	(827)
	Net Assets — 100.0%	$18,766,819

(a)	Represents investments in affiliated funds.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$18,767,646	$18,767,646	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2026

	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)	First Trust Nasdaq Pharmaceuticals ETF (FTXH)
ASSETS:
Investments, at value - Unaffiliated	$322,908,719	$18,794,958	$179,655,457	$29,172,448
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	322,908,719	18,794,958	179,655,457	29,172,448
Cash	—	—	—	130,778
Foreign currency, at value	—	—	—	—
Due from authorized participant	—	—	—	—
Receivables:
Investment securities sold	5,373,791	—	—	—
Dividends	1,614,368	25,344	80,031	17,608
Capital shares sold	—	—	—	—
Reclaims	—	—	—	—
Securities lending income	—	—	91	—
Total Assets	329,896,878	18,820,302	179,735,579	29,320,834

LIABILITIES:
Due to custodian	346,571	—	—	—
Due to authorized participant	3,569,749	—	—	—
Payables:
Capital shares redeemed	1,813,914	—	—	—
Investment advisory fees	531,465	9,737	77,170	14,721
Investment securities purchased	—	—	—	130,778
Deferred foreign capital gains tax	—	—	—	—
Collateral for securities on loan	—	—	931	—
Total Liabilities	6,261,699	9,737	78,101	145,499
NET ASSETS	$323,635,179	$18,810,565	$179,657,478	$29,175,335

NET ASSETS consist of:
Paid-in capital	$499,779,453	$97,256,231	$239,092,044	$31,455,257
Par value	89,500	8,500	46,500	8,500
Accumulated distributable earnings (loss)	(176,233,774)	(78,454,166)	(59,481,066)	(2,288,422)
NET ASSETS	$323,635,179	$18,810,565	$179,657,478	$29,175,335
NET ASSET VALUE, per share	$36.16	$22.13	$38.64	$34.32
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	8,950,002	850,002	4,650,002	850,002
Investments, at cost - Unaffiliated	$334,727,386	$21,601,305	$148,654,295	$25,656,401
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$334,727,386	$21,601,305	$148,654,295	$25,656,401
Foreign currency, at cost (proceeds)	$—	$—	$—	$—
Securities on loan, at value	$—	$—	$—	$—
See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)	First Trust S-Network E-Commerce ETF (ISHP)	Emerging Markets Equity Select ETF (RNEM)	First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)

$1,484,945,423	$839,025,667	$4,979,947	$16,253,143	$55,764,941
—	—	—	—	—
1,484,945,423	839,025,667	4,979,947	16,253,143	55,764,941
—	—	—	—	—
—	—	25	7,980	—
—	1,899,606	—	—	—

—	1,906,199	—	—	—
445,502	385,460	7,061	31,656	146,580
—	1,907,582	—	—	—
—	—	4,627	—	598
—	22	—	—	—
1,485,390,925	845,124,536	4,991,660	16,292,779	55,912,119

—	—	—	—	—
—	—	—	—	—

—	1,906,813	—	—	—
793,538	413,699	2,619	10,496	24,019
—	3,805,805	—	—	—
—	—	—	55,024	—
—	216	—	—	—
793,538	6,126,533	2,619	65,520	24,019
$1,484,597,387	$838,998,003	$4,989,041	$16,227,259	$55,888,100

$1,442,562,809	$990,726,111	$11,169,988	$14,979,636	$59,361,039
100,500	220,000	1,500	3,000	15,500
41,934,078	(151,948,108)	(6,182,447)	1,244,623	(3,488,439)
$1,484,597,387	$838,998,003	$4,989,041	$16,227,259	$55,888,100
$147.72	$38.14	$33.26	$54.09	$36.06
10,050,002	22,000,002	150,002	300,002	1,550,002
$1,364,749,769	$909,458,681	$5,613,671	$14,825,775	$54,445,801
$—	$—	$—	$—	$—
$1,364,749,769	$909,458,681	$5,613,671	$14,825,775	$54,445,801
$—	$—	$26	$8,138	$—
$—	$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities (Continued)
March 31, 2026

	First Trust SMID Capital Strength ETF (FSCS)	First Trust SMID Growth Strength ETF (FSGS)	First Trust S-Network Streaming & Gaming ETF (BNGE)	First Trust Balanced Income ETF (FTBI)
ASSETS:
Investments, at value - Unaffiliated	$56,334,365	$27,931,313	$4,614,678	$—
Investments, at value - Affiliated	—	—	—	18,767,646
Total investments, at value	56,334,365	27,931,313	4,614,678	18,767,646
Cash	—	—	—	3,188
Foreign currency, at value	—	—	—	—
Due from authorized participant	—	—	—	—
Receivables:
Investment securities sold	—	—	—	—
Dividends	28,661	10,158	7,053	—
Capital shares sold	—	—	—	—
Reclaims	—	—	168	—
Securities lending income	—	2,754	109	—
Total Assets	56,363,026	27,944,225	4,622,008	18,770,834

LIABILITIES:
Due to custodian	—	—	—	—
Due to authorized participant	—	—	—	—
Payables:
Capital shares redeemed	—	—	—	—
Investment advisory fees	30,050	14,382	2,798	4,015
Investment securities purchased	—	—	—	—
Deferred foreign capital gains tax	—	—	—	—
Collateral for securities on loan	—	171,674	61,327	—
Total Liabilities	30,050	186,056	64,125	4,015
NET ASSETS	$56,332,976	$27,758,169	$4,557,883	$18,766,819

NET ASSETS consist of:
Paid-in capital	$62,499,692	$38,348,171	$6,393,608	$18,950,558
Par value	16,000	9,500	1,500	9,000
Accumulated distributable earnings (loss)	(6,182,716)	(10,599,502)	(1,837,225)	(192,739)
NET ASSETS	$56,332,976	$27,758,169	$4,557,883	$18,766,819
NET ASSET VALUE, per share	$35.21	$29.22	$30.39	$20.85
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,600,002	950,002	150,002	900,002
Investments, at cost - Unaffiliated	$57,253,674	$29,752,340	$6,002,890	$—
Investments, at cost - Affiliated	$—	$—	$—	$18,959,901
Total investments, at cost	$57,253,674	$29,752,340	$6,002,890	$18,959,901
Foreign currency, at cost (proceeds)	$—	$—	$—	$—
Securities on loan, at value	$—	$172,572	$60,906	$—
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Operations
For the Period Ended March 31, 2026

	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)	First Trust Nasdaq Pharmaceuticals ETF (FTXH)
INVESTMENT INCOME:
Dividends - Unaffiliated	$8,628,574	$728,539	$3,766,771	$383,870
Dividends - Affiliated	—	—	—	—
Securities lending income (net of fees)	—	—	754	—
Foreign withholding tax	(16,793)	(383)	—	—
Total investment income	8,611,781	728,156	3,767,525	383,870

EXPENSES:
Investment advisory fees	1,869,379	135,047	718,178	114,842
Other expenses	16,996	2,295	9,611	1,575
Total expenses	1,886,375	137,342	727,789	116,417
NET INVESTMENT INCOME (LOSS)	6,725,406	590,814	3,039,736	267,453

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(11,024,410)	(2,192,944)	(1,621,747)	(1,456,492)
Investments - Affiliated	—	—	—	—
In-kind redemptions - Unaffiliated	13,124,656	137,025	1,841,682	890,084
In-kind redemptions - Affiliated	—	—	—	—
Distribution of capital gains from investment companies - Affiliated	—	—	—	—
Foreign currency transactions	—	—	—	—
Foreign capital gains tax	—	—	—	—
Net realized gain (loss)	2,100,246	(2,055,919)	219,935	(566,408)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(14,816,803)	197,622	26,333,832	4,804,082
Investments - Affiliated	—	—	—	—
Foreign currency translation	—	—	—	—
Deferred foreign capital gains tax	—	—	—	—
Net change in unrealized appreciation (depreciation)	(14,816,803)	197,622	26,333,832	4,804,082
NET REALIZED AND UNREALIZED GAIN (LOSS)	(12,716,557)	(1,858,297)	26,553,767	4,237,674
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,991,151)	$(1,267,483)	$29,593,503	$4,505,127
See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)	First Trust S-Network E-Commerce ETF (ISHP)	Emerging Markets Equity Select ETF (RNEM)	First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)

$6,482,998	$1,494,405	$77,834	$610,341	$1,748,489
—	—	—	—	—
—	63	—	—	—
(81,452)	—	(4,226)	(78,985)	(36)
6,401,546	1,494,468	73,608	531,356	1,748,453

4,323,980	593,943	35,521	124,636	262,923
19,571	2,132	443	1,246	3,601
4,343,551	596,075	35,964	125,882	266,524
2,057,995	898,393	37,644	405,474	1,481,929

(9,844,931)	(18,288,021)	3,104	100,000	(1,338,563)
—	—	—	—	—
259,571,782	11,181,428	353,153	89,566	6,109,474
—	—	—	—	—
—	—	—	—	—
—	—	(790)	(12,569)	—
—	—	—	(37,002)	—
249,726,851	(7,106,593)	355,467	139,995	4,770,911

148,769,769	(69,380,802)	(822,469)	650,224	1,070,648
—	—	—	—	—
—	—	165	768	—
—	—	—	7,280	—
148,769,769	(69,380,802)	(822,304)	658,272	1,070,648
398,496,620	(76,487,395)	(466,837)	798,267	5,841,559
$400,554,615	$(75,589,002)	$(429,193)	$1,203,741	$7,323,488
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations (Continued)
For the Period Ended March 31, 2026

	First Trust SMID Capital Strength ETF (FSCS)	First Trust SMID Growth Strength ETF (FSGS)	First Trust S-Network Streaming & Gaming ETF (BNGE)	First Trust Balanced Income ETF (FTBI) (a)
INVESTMENT INCOME:
Dividends - Unaffiliated	$798,653	$186,063	$93,911	$—
Dividends - Affiliated	—	—	—	601,159
Securities lending income (net of fees)	—	3,572	1,335	—
Foreign withholding tax	(4,116)	—	(3,073)	—
Total investment income	794,537	189,635	92,173	601,159

EXPENSES:
Investment advisory fees	288,267	176,199	48,067	23,294
Other expenses	3,096	2,221	517	76
Total expenses	291,363	178,420	48,584	23,370
NET INVESTMENT INCOME (LOSS)	503,174	11,215	43,589	577,789

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(832,154)	(1,523,428)	(216,603)	—
Investments - Affiliated	—	—	—	(3,218)
In-kind redemptions - Unaffiliated	1,589,022	1,840,024	2,054,770	—
In-kind redemptions - Affiliated	—	—	—	221,697
Distribution of capital gains from investment companies - Affiliated	—	—	—	17,841
Foreign currency transactions	—	—	707	—
Foreign capital gains tax	—	—	—	—
Net realized gain (loss)	756,868	316,596	1,838,874	236,320
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(702,517)	1,703,402	(1,652,573)	—
Investments - Affiliated	—	—	—	(192,255)
Foreign currency translation	—	—	23	—
Deferred foreign capital gains tax	—	—	—	—
Net change in unrealized appreciation (depreciation)	(702,517)	1,703,402	(1,652,550)	(192,255)
NET REALIZED AND UNREALIZED GAIN (LOSS)	54,351	2,019,998	186,324	44,065
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$557,525	$2,031,213	$229,913	$621,854

(a)	Commenced investment operations on May 28, 2025.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust Nasdaq Bank ETF (FTXO)		First Trust Nasdaq Food & Beverage ETF (FTXG)
	Year Ended 3/31/2026	Year Ended 3/31/2025	Year Ended 3/31/2026	Year Ended 3/31/2025
OPERATIONS:
Net investment income (loss)	$6,725,406	$3,512,491	$590,814	$770,139
Net realized gain (loss)	2,100,246	3,182,429	(2,055,919)	(2,288,749)
Net change in unrealized appreciation (depreciation)	(14,816,803)	(3,383,181)	197,622	1,260,093
Net increase (decrease) in net assets resulting from operations	(5,991,151)	3,311,739	(1,267,483)	(258,517)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(6,572,301)	(3,320,362)	(587,176)	(834,902)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,028,097,749	140,871,327	13,749,875	5,937,981
Cost of shares redeemed	(916,547,788)	(31,481,366)	(19,071,865)	(36,019,549)
Net increase (decrease) in net assets resulting from shareholder transactions	111,549,961	109,389,961	(5,321,990)	(30,081,568)
Total increase (decrease) in net assets	98,986,509	109,381,338	(7,176,649)	(31,174,987)

NET ASSETS:
Beginning of period	224,648,670	115,267,332	25,987,214	57,162,201
End of period	$323,635,179	$224,648,670	$18,810,565	$25,987,214

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	7,400,002	4,250,002	1,100,002	2,300,002
Shares sold	27,700,000	4,250,000	600,000	250,000
Shares redeemed	(26,150,000)	(1,100,000)	(850,000)	(1,450,000)
Shares outstanding, end of period	8,950,002	7,400,002	850,002	1,100,002
See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)		First Trust Nasdaq Pharmaceuticals ETF (FTXH)		First Trust Nasdaq Semiconductor ETF (FTXL)
Year Ended 3/31/2026	Year Ended 3/31/2025	Year Ended 3/31/2026	Year Ended 3/31/2025	Year Ended 3/31/2026	Year Ended 3/31/2025

$3,039,736	$4,350,181	$267,453	$284,819	$2,057,995	$5,514,359
219,935	9,784,326	(566,408)	1,299,450	249,726,851	295,503,984
26,333,832	(23,857,822)	4,804,082	(1,562,859)	148,769,769	(352,849,185)
29,593,503	(9,723,315)	4,505,127	21,410	400,554,615	(51,830,842)

(3,091,372)	(4,495,771)	(255,321)	(295,661)	(2,002,001)	(5,946,221)

50,208,068	18,276,193	16,207,978	1,388,563	1,481,264,643	231,988,980
(54,371,043)	(69,443,482)	(6,425,550)	(6,967,960)	(629,853,587)	(1,375,816,390)
(4,162,975)	(51,167,289)	9,782,428	(5,579,397)	851,411,056	(1,143,827,410)
22,339,156	(65,386,375)	14,032,234	(5,853,648)	1,249,963,670	(1,201,604,473)

157,318,322	222,704,697	15,143,101	20,996,749	234,633,717	1,436,238,190
$179,657,478	$157,318,322	$29,175,335	$15,143,101	$1,484,597,387	$234,633,717

5,200,002	6,900,002	550,002	750,002	3,100,002	15,850,002
1,400,000	600,000	550,000	50,000	11,550,000	2,550,000
(1,950,000)	(2,300,000)	(250,000)	(250,000)	(4,600,000)	(15,300,000)
4,650,002	5,200,002	850,002	550,002	10,050,002	3,100,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust Nasdaq Transportation ETF (FTXR)		First Trust S-Network E-Commerce ETF (ISHP)
	Year Ended 3/31/2026	Year Ended 3/31/2025	Year Ended 3/31/2026	Year Ended 3/31/2025
OPERATIONS:
Net investment income (loss)	$898,393	$481,915	$37,644	$36,297
Net realized gain (loss)	(7,106,593)	(37,560)	355,467	411,419
Net change in unrealized appreciation (depreciation)	(69,380,802)	(2,730,723)	(822,304)	479,900
Net increase (decrease) in net assets resulting from operations	(75,589,002)	(2,286,368)	(429,193)	927,616

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,145,991)	(725,591)	(78,481)	(54,106)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	948,154,552	3,460,092	—	3,747,999
Cost of shares redeemed	(60,669,965)	(12,546,161)	(1,751,489)	(1,847,488)
Net increase (decrease) in net assets resulting from shareholder transactions	887,484,587	(9,086,069)	(1,751,489)	1,900,511
Total increase (decrease) in net assets	810,749,594	(12,098,028)	(2,259,163)	2,774,021

NET ASSETS:
Beginning of period	28,248,409	40,346,437	7,248,204	4,474,183
End of period	$838,998,003	$28,248,409	$4,989,041	$7,248,204

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	950,002	1,250,002	200,002	150,002
Shares sold	22,600,000	100,000	—	100,000
Shares redeemed	(1,550,000)	(400,000)	(50,000)	(50,000)
Shares outstanding, end of period	22,000,002	950,002	150,002	200,002
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)		First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)		First Trust SMID Capital Strength ETF (FSCS)
Year Ended 3/31/2026	Year Ended 3/31/2025	Year Ended 3/31/2026	Year Ended 3/31/2025	Year Ended 3/31/2026	Year Ended 3/31/2025

$405,474	$425,008	$1,481,929	$1,109,259	$503,174	$191,261
139,995	705,639	4,770,911	2,401,515	756,868	2,736,185
658,272	(624,616)	1,070,648	(2,212,634)	(702,517)	(2,357,996)
1,203,741	506,031	7,323,488	1,298,140	557,525	569,450

(456,033)	(594,513)	(1,460,397)	(1,084,391)	(467,691)	(220,811)

—	—	21,830,054	31,315,498	44,762,341	30,977,449
(2,546,919)	—	(20,063,693)	(13,337,096)	(14,411,215)	(23,705,868)
(2,546,919)	—	1,766,361	17,978,402	30,351,126	7,271,581
(1,799,211)	(88,482)	7,629,452	18,192,151	30,440,960	7,620,220

18,026,470	18,114,952	48,258,648	30,066,497	25,892,016	18,271,796
$16,227,259	$18,026,470	$55,888,100	$48,258,648	$56,332,976	$25,892,016

350,002	350,002	1,500,002	950,002	750,002	550,002
—	—	600,000	950,000	1,250,000	900,000
(50,000)	—	(550,000)	(400,000)	(400,000)	(700,000)
300,002	350,002	1,550,002	1,500,002	1,600,002	750,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust SMID Growth Strength ETF (FSGS)		First Trust S-Network Streaming & Gaming ETF (BNGE)
	Year Ended 3/31/2026	Year Ended 3/31/2025	Year Ended 3/31/2026	Year Ended 3/31/2025
OPERATIONS:
Net investment income (loss)	$11,215	$377,111	$43,589	$2,014
Net realized gain (loss)	316,596	4,984,875	1,838,874	1,224,318
Net change in unrealized appreciation (depreciation)	1,703,402	(6,877,729)	(1,652,550)	(585,199)
Net increase (decrease) in net assets resulting from operations	2,031,213	(1,515,743)	229,913	641,133

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	(684,687)	(66,501)	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	13,231,407	33,054,762	7,291,766	2,600,806
Cost of shares redeemed	(14,897,220)	(42,563,880)	(7,290,354)	(3,897,082)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,665,813)	(9,509,118)	1,412	(1,296,276)
Total increase (decrease) in net assets	365,400	(11,709,548)	164,824	(655,143)

NET ASSETS:
Beginning of period	27,392,769	39,102,317	4,393,059	5,048,202
End of period	$27,758,169	$27,392,769	$4,557,883	$4,393,059

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,000,002	1,350,002	150,002	200,002
Shares sold	450,000	1,050,000	200,000	100,000
Shares redeemed	(500,000)	(1,400,000)	(200,000)	(150,000)
Shares outstanding, end of period	950,002	1,000,002	150,002	150,002

(a)	Commenced investment operations on May 28, 2025.
See Notes to Financial Statements

First Trust Balanced Income ETF (FTBI)
Period Ended 3/31/2026 (a)

$577,789
236,320
(192,255)
621,854

(732,287)

37,405,650
(18,528,398)
18,877,252
18,766,819

—
$18,766,819

—
1,800,002
(900,000)
900,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq Bank ETF (FTXO)

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$30.36	$27.12	$21.25	$31.75	$31.14
Income from investment operations:
Net investment income (loss)	0.75 (a)	0.74 (a)	0.72 (a)	0.83	0.61
Net realized and unrealized gain (loss)	5.73 (b)	3.21 (b)	5.92	(10.54)	0.61 (b)
Total from investment operations	6.48	3.95	6.64	(9.71)	1.22
Distributions paid to shareholders from:
Net investment income	(0.68)	(0.71)	(0.77)	(0.79)	(0.61)
Net asset value, end of period	$36.16	$30.36	$27.12	$21.25	$31.75
Total return (c)	21.39%	14.70%	31.97%	(30.94)%	3.89%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$323,635	$224,649	$115,267	$164,708	$361,937
Ratio of total expenses to average net assets	0.61% (d)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.16%	2.45%	3.23%	2.76%	1.91%
Portfolio turnover rate (e)	49%	24%	41%	69%	78%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Food & Beverage ETF (FTXG)

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$23.62	$24.85	$26.93	$27.03	$25.66
Income from investment operations:
Net investment income (loss)	0.59 (a)	0.53 (a)	0.46 (a)	0.41	0.41
Net realized and unrealized gain (loss)	(1.47)	(1.12)	(1.48)	(0.13)	1.39
Total from investment operations	(0.88)	(0.59)	(1.02)	0.28	1.80
Distributions paid to shareholders from:
Net investment income	(0.61)	(0.64)	(1.06)	(0.38)	(0.43)
Net asset value, end of period	$22.13	$23.62	$24.85	$26.93	$27.03
Total return (b)	(3.64)%	(2.38)%	(3.60)%	1.10%	7.13%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,811	$25,987	$57,162	$984,339	$10,810
Ratio of total expenses to average net assets	0.61% (c)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.62%	2.21%	1.74%	1.71%	1.61%
Portfolio turnover rate (d)	30%	20%	13%	78%	77%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Oil & Gas ETF (FTXN)

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$30.25	$32.28	$27.00	$26.47	$15.51
Income from investment operations:
Net investment income (loss)	0.73 (a)	0.71 (a)	0.74 (a)	0.69 (a)	0.31
Net realized and unrealized gain (loss)	8.41	(1.98)	5.49	0.50 (b)	10.96
Total from investment operations	9.14	(1.27)	6.23	1.19	11.27
Distributions paid to shareholders from:
Net investment income	(0.75)	(0.76)	(0.95)	(0.66)	(0.31)
Net asset value, end of period	$38.64	$30.25	$32.28	$27.00	$26.47
Total return (c)	31.05%	(3.88)%	23.65%	4.66%	73.19%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$179,657	$157,318	$222,705	$314,596	$1,147,631
Ratio of total expenses to average net assets	0.61% (d)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.54%	2.35%	2.42%	2.54%	1.87%
Portfolio turnover rate (e)	30%	32%	25%	100%	139%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Pharmaceuticals ETF (FTXH)

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$27.53	$28.00	$26.11	$26.63	$25.51
Income from investment operations:
Net investment income (loss)	0.41 (a)	0.45 (a)	0.37 (a)	0.33	0.27
Net realized and unrealized gain (loss)	6.80	(0.44)	1.90	(0.50)	1.10
Total from investment operations	7.21	0.01	2.27	(0.17)	1.37
Distributions paid to shareholders from:
Net investment income	(0.42)	(0.48)	(0.38)	(0.35)	(0.25)
Net asset value, end of period	$34.32	$27.53	$28.00	$26.11	$26.63
Total return (b)	26.44%	0.04%	8.79%	(0.61)%	5.39%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$29,175	$15,143	$20,997	$32,640	$17,311
Ratio of total expenses to average net assets	0.61% (c)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.40%	1.63%	1.40%	1.39%	0.97%
Portfolio turnover rate (d)	35%	28%	29%	76%	77%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Semiconductor ETF (FTXL)

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$75.69	$90.61	$64.79	$69.97	$64.74
Income from investment operations:
Net investment income (loss)	0.36 (a)	0.45 (a)	0.51 (a)	0.46	0.27
Net realized and unrealized gain (loss)	72.02	(14.94)	25.79	(5.14) (b)	5.22
Total from investment operations	72.38	(14.49)	26.30	(4.68)	5.49
Distributions paid to shareholders from:
Net investment income	(0.35)	(0.43)	(0.48)	(0.50)	(0.26)
Net asset value, end of period	$147.72	$75.69	$90.61	$64.79	$69.97
Total return (c)	95.77%	(16.07)%	40.73%	(6.54)%	8.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,484,597	$234,634	$1,436,238	$988,096	$108,451
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.29%	0.49%	0.70%	0.78%	0.40%
Portfolio turnover rate (d)	43%	19%	28%	46%	58%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Transportation ETF (FTXR)

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$29.74	$32.28	$27.24	$32.28	$32.88
Income from investment operations:
Net investment income (loss)	0.32 (a)	0.45 (a)	0.35 (a)	0.56	0.45
Net realized and unrealized gain (loss)	8.59 (b)	(2.26)	5.10	(5.04)	(0.62)
Total from investment operations	8.91	(1.81)	5.45	(4.48)	(0.17)
Distributions paid to shareholders from:
Net investment income	(0.51)	(0.73)	(0.41)	(0.56)	(0.43)
Net asset value, end of period	$38.14	$29.74	$32.28	$27.24	$32.28
Total return (c)	30.11%	(5.79)%	20.13%	(13.76)%	(0.53)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$838,998	$28,248	$40,346	$47,665	$280,842
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.91%	1.39%	1.22%	1.42%	0.92%
Portfolio turnover rate (d)	70%	27%	37%	71%	43%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S-Network E-Commerce ETF (ISHP)

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$36.24	$29.83	$26.62	$30.98	$31.48
Income from investment operations:
Net investment income (loss)	0.25 (a)	0.24 (a)	0.20 (a)	0.06 (a)	0.26
Net realized and unrealized gain (loss)	(2.71)	6.53	3.46	(4.28)	(0.54)
Total from investment operations	(2.46)	6.77	3.66	(4.22)	(0.28)
Distributions paid to shareholders from:
Net investment income	(0.52)	(0.36)	(0.45)	(0.14)	(0.22)
Net asset value, end of period	$33.26	$36.24	$29.83	$26.62	$30.98
Total return (b)	(7.01)%	22.82%	13.99%	(13.57)%	(0.94)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,989	$7,248	$4,474	$5,324	$18,586
Ratio of total expenses to average net assets	0.61% (c)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.64%	0.70%	0.73%	0.23%	0.91%
Portfolio turnover rate (d)	41%	41%	36%	95%	213%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Emerging Markets Equity Select ETF (RNEM)

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$51.50	$51.76	$44.78	$48.61	$49.21
Income from investment operations:
Net investment income (loss)	1.34 (a)	1.21 (a)	1.12 (a)	1.57	1.61
Net realized and unrealized gain (loss)	2.77	0.23	6.70	(4.13)	(0.67)
Total from investment operations	4.11	1.44	7.82	(2.56)	0.94
Distributions paid to shareholders from:
Net investment income	(1.20)	(1.45)	(0.84)	(1.27)	(1.20)
Net realized gain	(0.32)	(0.25)	—	—	—
Return of capital	—	—	—	—	(0.34)
Total distributions	(1.52)	(1.70)	(0.84)	(1.27)	(1.54)
Net asset value, end of period	$54.09	$51.50	$51.76	$44.78	$48.61
Total return (b)	7.96%	2.80%	17.61%	(4.97)%	1.91%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$16,227	$18,026	$18,115	$8,956	$7,292
Ratio of total expenses to average net assets	0.76% (c)	0.76% (c)	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	2.44%	2.34%	2.29%	3.61%	3.30%
Portfolio turnover rate (d)	64%	60%	104%	65%	72%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes other expenses. If these other expenses were not included, the expense ratio would have been 0.75%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$32.17	$31.65	$28.37	$30.48	$28.07
Income from investment operations:
Net investment income (loss)	0.98 (a)	0.90 (a)	0.84 (a)	0.79	0.64
Net realized and unrealized gain (loss)	3.88	0.47	3.32	(2.14)	2.40
Total from investment operations	4.86	1.37	4.16	(1.35)	3.04
Distributions paid to shareholders from:
Net investment income	(0.97)	(0.85)	(0.88)	(0.76)	(0.63)
Net asset value, end of period	$36.06	$32.17	$31.65	$28.37	$30.48
Total return (b)	15.20%	4.32%	14.95%	(4.28)%	10.86%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$55,888	$48,259	$30,066	$25,534	$18,291
Ratio of total expenses to average net assets	0.51% (c)	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.82%	2.74%	2.93%	3.00%	2.33%
Portfolio turnover rate (d)	46%	38%	107%	52%	41%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes other expenses. If these other expenses were not included, the expense ratio would have been 0.50%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust SMID Capital Strength ETF (FSCS)

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$34.52	$33.22	$27.55	$29.40	$27.75
Income from investment operations:
Net investment income (loss)	0.38 (a)	0.32 (a)	0.50 (a)	0.49	0.35
Net realized and unrealized gain (loss)	0.63	1.36	5.60	(1.84)	1.65
Total from investment operations	1.01	1.68	6.10	(1.35)	2.00
Distributions paid to shareholders from:
Net investment income	(0.32)	(0.38)	(0.43)	(0.50)	(0.35)
Net asset value, end of period	$35.21	$34.52	$33.22	$27.55	$29.40
Total return (b)	2.92%	5.07%	22.33%	(4.47)%	7.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$56,333	$25,892	$18,272	$12,397	$16,171
Ratio of total expenses to average net assets	0.61% (c)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.05%	0.92%	1.71%	1.71%	1.22%
Portfolio turnover rate (d)	123%	169% (e)	45%	51%	43%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective June 7, 2024, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust SMID Growth Strength ETF (FSGS)

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$27.39	$28.96	$26.56	$28.97	$28.18
Income from investment operations:
Net investment income (loss)	0.01 (a)	0.39 (a)	0.62 (a)	0.56	0.46
Net realized and unrealized gain (loss)	1.82	(1.20)	2.38	(2.42)	0.78
Total from investment operations	1.83	(0.81)	3.00	(1.86)	1.24
Distributions paid to shareholders from:
Net investment income	—	(0.76)	(0.60)	(0.55)	(0.45)
Net asset value, end of period	$29.22	$27.39	$28.96	$26.56	$28.97
Total return (b)	6.68%	(2.92)%	11.45%	(6.28)%	4.39%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$27,758	$27,393	$39,102	$27,887	$21,725
Ratio of total expenses to average net assets	0.61% (c) (d)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.04% (c)	1.35%	2.29%	2.22%	1.79%
Portfolio turnover rate (e)	135%	172% (f)	52%	72%	49%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective December 3, 2024, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S-Network Streaming & Gaming ETF (BNGE)

	Year Ended March 31,				Period Ended 3/31/2022 (a)
	2026	2025	2024	2023
Net asset value, beginning of period	$29.29	$25.24	$21.05	$23.28	$24.46
Income from investment operations:
Net investment income (loss)	0.23 (b)	0.01 (b)	0.04 (b)	0.04	0.03
Net realized and unrealized gain (loss)	1.20	4.04	4.34	(2.17)	(1.20)
Total from investment operations	1.43	4.05	4.38	(2.13)	(1.17)
Distributions paid to shareholders from:
Net investment income	(0.33)	—	(0.17)	(0.08)	(0.00) (c)
Net realized gain	—	—	—	(0.02)	—
Return of capital	—	—	(0.02)	—	—
Total distributions	(0.33)	—	(0.19)	(0.10)	(0.00) (c)
Net asset value, end of period	$30.39	$29.29	$25.24	$21.05	$23.28
Total return (d)	4.69%	16.05%	20.89%	(9.08)%	(4.81)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,558	$4,393	$5,048	$4,210	$3,492
Ratio of total expenses to average net assets	0.71% (e)	0.70%	0.70%	0.70%	0.71% (f)
Ratio of net investment income (loss) to average net assets	0.63%	0.04%	0.20%	0.17%	0.47% (f)
Portfolio turnover rate (g)	27%	31%	30%	42%	0%

(a)	Inception date is January 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust Balanced Income ETF (FTBI)

Period Ended 3/31/2026 (a)

Net asset value, beginning of period	$19.93
Income from investment operations:
Net investment income (loss) (b)	1.11
Net realized and unrealized gain (loss)	1.13
Total from investment operations	2.24
Distributions paid to shareholders from:
Net investment income	(1.29)
Net realized gain	(0.03)
Total distributions	(1.32)
Net asset value, end of period	$20.85
Total return (c)	11.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,767
Ratio of total expenses to average net assets (d)	0.25% (e)
Ratio of net investment income (loss) to average net assets (d)	6.20% (e)
Portfolio turnover rate (f)	5%

(a)	Inception date is May 28, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2026

1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the thirteen funds (each a “Fund” and collectively, the “Funds”) listed below, each listed and traded on Nasdaq, Inc. (“Nasdaq”) with the exception of BNGE and FTBI which are listed and traded on NYSE Arca, Inc.

First Trust Nasdaq Bank ETF – (ticker “FTXO”)
First Trust Nasdaq Food & Beverage ETF – (ticker “FTXG”)
First Trust Nasdaq Oil & Gas ETF – (ticker “FTXN”)
First Trust Nasdaq Pharmaceuticals ETF – (ticker “FTXH”)
First Trust Nasdaq Semiconductor ETF – (ticker “FTXL”)
First Trust Nasdaq Transportation ETF – (ticker “FTXR”)
First Trust S-Network E-Commerce ETF – (ticker “ISHP”)
Emerging Markets Equity Select ETF – (ticker “RNEM”)
First Trust S&P 500 Diversified Dividend Aristocrats ETF – (ticker “KNGZ”)
First Trust SMID Capital Strength ETF – (ticker “FSCS”)
First Trust SMID Growth Strength ETF – (ticker “FSGS”)
First Trust S-Network Streaming & Gaming ETF – (ticker “BNGE”)
First Trust Balanced Income ETF – (ticker “FTBI”)(1)

(1)	Commenced investment operations on May 28, 2025.
Each of FTXO, FTXG, FTXN, FTXH, FTXL, FTXR, BNGE, and FTBI operates as a non-diversified series of the Trust. Each of ISHP, RNEM, KNGZ, FSCS and FSGS operates as a diversified open-end management investment company as defined in section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Nasdaq Bank ETF	Nasdaq US Smart BanksTM Index
First Trust Nasdaq Food & Beverage ETF	Nasdaq US Smart Food & BeverageTM Index
First Trust Nasdaq Oil & Gas ETF	Nasdaq US Smart Oil & GasTM Index
First Trust Nasdaq Pharmaceuticals ETF	Nasdaq US Smart PharmaceuticalsTM Index
First Trust Nasdaq Semiconductor ETF	Nasdaq US Smart SemiconductorTM Index
First Trust Nasdaq Transportation ETF	Nasdaq US Smart TransportationTM Index
First Trust S-Network E-Commerce ETF	S-Network Global E-Commerce IndexTM
Emerging Markets Equity Select ETF	Nasdaq Riskalyze Emerging MarketsTM Index
First Trust S&P 500 Diversified Dividend Aristocrats ETF	S&P 500® Sector-Neutral Dividend Aristocrats Index
First Trust SMID Capital Strength ETF	The SMID Capital Strength Index
First Trust SMID Growth Strength ETF	The SMID Growth Strength Index
First Trust S-Network Streaming & Gaming ETF	S-Network Streaming & Gaming Index
First Trust Balanced Income ETF	Bloomberg Moderate Allocation Income Focus Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, exchange-traded funds, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Affiliated Transactions
FTBI invests in securities of affiliated funds. The Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, distribution of capital gains, if any, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in FTBI at March 31, 2026, and for the fiscal period then ended are as follows:

Security Name	Shares at 3/31/2026	Value at 5/28/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2026	Dividend Income
First Trust BuyWrite Income ETF	161,594	$—	$7,522,257	$(3,843,661)	$(24,721)	$54,707	$3,708,582	$90,078
First Trust Core Investment Grade ETF	63,392	—	2,630,646	(1,289,851)	(16,394)	4,295	1,328,696	34,257
First Trust Intermediate Duration Investment Grade Corporate ETF	39,686	—	1,643,823	(808,230)	(14,877)	2,769	823,485	18,770
First Trust Intermediate Government Opportunities ETF	38,325	—	1,534,216	(755,843)	(4,461)	3,219	777,131	17,613

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
Security Name	Shares at 3/31/2026	Value at 5/28/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2026	Dividend Income
First Trust Limited Duration Investment Grade Corporate ETF	43,760	$—	$1,632,816	$(795,135)	$(10,237)	$1,370	$828,814	$18,351
First Trust Long Duration Opportunities ETF	35,951	—	1,548,081	(767,853)	(6,516)	1,751	775,463	16,275
First Trust Low Duration Opportunities ETF	15,686	—	1,530,168	(750,290)	489	953	781,320	15,707
First Trust Nasdaq BuyWrite Income ETF	92,167	—	3,618,101	(1,812,033)	(4,112)	34,011	1,835,967	54,898
First Trust Smith Opportunistic Fixed Income ETF	30,332	—	2,629,987	(1,292,408)	(19,382)	3,975	1,322,172	30,786
FT Vest Gold Strategy Target Income ETF®	38,240	—	2,087,622	(1,178,952)	47,062	20,535	976,267	81,321
FT Vest Rising Dividend Achievers Target Income ETF	48,312	—	2,574,275	(1,346,293)	(19,016)	25,406	1,234,372	49,214
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	25,927	—	2,498,066	(1,216,955)	(30,198)	11,991	1,262,904	44,806
FT Vest SMID Rising Dividend Achievers Target Income ETF	59,036	—	2,488,244	(1,222,209)	2,078	12,968	1,281,081	53,489
FT Vest Technology Dividend Target Income ETF	68,953	—	4,007,582	(2,124,749)	(91,970)	40,529	1,831,392	75,594
		$—	$37,945,884	$(19,204,462)	$(192,255)	$218,479	$18,767,646	$601,159
Distribution of capital gains from investment in First Trust Core Investment Grade ETF, First Trust Intermediate Government Opportunities ETF, First Trust Limited Duration Investment Grade Corporate ETF, FT Vest Rising Dividend Achievers Target Income ETF, and First Trust Vest S&P 500® Dividend Aristocrats Target Income ETF® were $2,282, $1,797, $1,268, $4,413, and $8,081, respectively.
F. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2026, FSGS and BNGE had securities in the securities lending program. During the fiscal period ended March 31, 2026, FTXN, FTXR, FSGS, and BNGE participated in the securities lending program.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
G. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal period ended March 31, 2026, were received as collateral for lending securities.
H. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, except for FTBI which pays monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended March 31, 2026 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$6,572,301	$—	$—
First Trust Nasdaq Food & Beverage ETF	587,176	—	—
First Trust Nasdaq Oil & Gas ETF	3,091,372	—	—
First Trust Nasdaq Pharmaceuticals ETF	255,321	—	—
First Trust Nasdaq Semiconductor ETF	2,002,001	—	—
First Trust Nasdaq Transportation ETF	1,145,991	—	—
First Trust S-Network E-Commerce ETF	78,481	—	—
Emerging Markets Equity Select ETF	456,033	—	—
First Trust S&P 500 Diversified Dividend Aristocrats ETF	1,460,397	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust SMID Capital Strength ETF	$467,691	$—	$—
First Trust SMID Growth Strength ETF	—	—	—
First Trust S-Network Streaming & Gaming ETF	66,501	—	—
First Trust Balanced Income ETF	713,357	18,930	—
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$3,320,362	$—	$—
First Trust Nasdaq Food & Beverage ETF	834,902	—	—
First Trust Nasdaq Oil & Gas ETF	4,495,771	—	—
First Trust Nasdaq Pharmaceuticals ETF	295,661	—	—
First Trust Nasdaq Semiconductor ETF	5,946,221	—	—
First Trust Nasdaq Transportation ETF	725,591	—	—
First Trust S-Network E-Commerce ETF	54,106	—	—
Emerging Markets Equity Select ETF	594,513	—	—
First Trust S&P 500 Diversified Dividend Aristocrats ETF	1,084,391	—	—
First Trust SMID Capital Strength ETF	220,811	—	—
First Trust SMID Growth Strength ETF	684,687	—	—
First Trust S-Network Streaming & Gaming ETF	—	—	—
As of March 31, 2026, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$629,863	$(163,141,591)	$(13,722,046)
First Trust Nasdaq Food & Beverage ETF	33,333	(75,476,704)	(3,010,795)
First Trust Nasdaq Oil & Gas ETF	15,031	(88,683,802)	29,187,705
First Trust Nasdaq Pharmaceuticals ETF	22,272	(5,502,794)	3,192,100
First Trust Nasdaq Semiconductor ETF	190,115	(75,004,809)	116,748,772
First Trust Nasdaq Transportation ETF	—	(68,339,105)	(83,609,003)
First Trust S-Network E-Commerce ETF	—	(5,481,619)	(700,828)
Emerging Markets Equity Select ETF	56,536	(27,441)	1,215,528
First Trust S&P 500 Diversified Dividend Aristocrats ETF	100,553	(3,720,792)	131,800
First Trust SMID Capital Strength ETF	41,588	(5,005,614)	(1,218,690)
First Trust SMID Growth Strength ETF	11,215	(8,616,265)	(1,994,452)
First Trust S-Network Streaming & Gaming ETF	—	(327,910)	(1,509,315)
First Trust Balanced Income ETF	—	—	(192,739)
I. Income and Other Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20% plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all the Funds, with the exception of FTBI, the taxable years ended 2023, 2024, 2025, and 2026 remain open to federal and state audit. For FTBI, the taxable period ended 2026 remains open to federal and state audit.As of March 31, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2026, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Nasdaq Bank ETF	$163,141,591
First Trust Nasdaq Food & Beverage ETF	75,476,704
First Trust Nasdaq Oil & Gas ETF	88,683,802
First Trust Nasdaq Pharmaceuticals ETF	5,502,794
First Trust Nasdaq Semiconductor ETF	75,004,809
First Trust Nasdaq Transportation ETF	68,339,105
First Trust S-Network E-Commerce ETF	5,481,619
Emerging Markets Equity Select ETF	27,441
First Trust S&P 500 Diversified Dividend Aristocrats ETF	3,720,792
First Trust SMID Capital Strength ETF	5,005,614
First Trust SMID Growth Strength ETF	8,616,265
First Trust S-Network Streaming & Gaming ETF	327,910
First Trust Balanced Income ETF	—
During the taxable period ended March 31, 2026, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust S-Network E-Commerce ETF	$24,991
Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended March 31, 2026, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended March 31, 2026, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Nasdaq Bank ETF	$—	$(5,985,577)	$5,985,577
First Trust Nasdaq Food & Beverage ETF	—	459,371	(459,371)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Nasdaq Oil & Gas ETF	$—	$(604,320)	$604,320
First Trust Nasdaq Pharmaceuticals ETF	—	(883,194)	883,194
First Trust Nasdaq Semiconductor ETF	—	(259,218,478)	259,218,478
First Trust Nasdaq Transportation ETF	166,338	(10,291,571)	10,125,233
First Trust S-Network E-Commerce ETF	44,092	(355,841)	311,749
Emerging Markets Equity Select ETF	72,232	(143,211)	70,979
First Trust S&P 500 Diversified Dividend Aristocrats ETF	—	(5,941,207)	5,941,207
First Trust SMID Capital Strength ETF	—	(1,459,227)	1,459,227
First Trust SMID Growth Strength ETF	—	(1,785,268)	1,785,268
First Trust S-Network Streaming & Gaming ETF	37,400	(1,845,892)	1,808,492
First Trust Balanced Income ETF	135,528	(217,834)	82,306
As of March 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$336,630,765	$1,668,203	$(15,390,249)	$(13,722,046)
First Trust Nasdaq Food & Beverage ETF	21,805,753	1,226,881	(4,237,676)	(3,010,795)
First Trust Nasdaq Oil & Gas ETF	150,467,752	31,866,315	(2,678,610)	29,187,705
First Trust Nasdaq Pharmaceuticals ETF	25,980,348	4,455,783	(1,263,683)	3,192,100
First Trust Nasdaq Semiconductor ETF	1,368,196,651	191,010,917	(74,262,145)	116,748,772
First Trust Nasdaq Transportation ETF	922,634,670	5,370,881	(88,979,884)	(83,609,003)
First Trust S-Network E-Commerce ETF	5,680,942	511,342	(1,212,337)	(700,995)
Emerging Markets Equity Select ETF	14,982,871	2,602,879	(1,332,607)	1,270,272
First Trust S&P 500 Diversified Dividend Aristocrats ETF	55,633,141	5,504,672	(5,372,872)	131,800
First Trust SMID Capital Strength ETF	57,553,055	4,166,621	(5,385,311)	(1,218,690)
First Trust SMID Growth Strength ETF	29,925,765	2,561,167	(4,555,619)	(1,994,452)
First Trust S-Network Streaming & Gaming ETF	6,123,968	53,470	(1,562,760)	(1,509,290)
First Trust Balanced Income ETF	18,960,385	206,249	(398,988)	(192,739)
J. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Nasdaq Bank ETF	Nasdaq, Inc.
First Trust Nasdaq Food & Beverage ETF	Nasdaq, Inc.
First Trust Nasdaq Oil & Gas ETF	Nasdaq, Inc.
First Trust Nasdaq Pharmaceuticals ETF	Nasdaq, Inc.
First Trust Nasdaq Semiconductor ETF	Nasdaq, Inc.
First Trust Nasdaq Transportation ETF	Nasdaq, Inc.
First Trust S-Network E-Commerce ETF	VettaFi LLC
Emerging Markets Equity Select ETF	Nitrogen Wealth, Inc.
First Trust S&P 500 Diversified Dividend Aristocrats ETF	S&P Dow Jones Indices, LLC
First Trust SMID Capital Strength ETF	Nasdaq, Inc.
First Trust SMID Growth Strength ETF	Nasdaq, Inc.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
Fund	Licensor
First Trust S-Network Streaming & Gaming ETF	VettaFi LLC
First Trust Balanced Income ETF	Bloomberg Index Services Limited
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensor. The Funds are sub-licensees to the applicable license agreements.
K. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	ISHP	BNGE	RNEM
Fund net assets up to and including $2.5 billion	0.600%	0.7000%	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.6825%	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.6650%	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.6475%	0.69375%
Fund net assets greater than $10 billion	0.540%	0.6300%	0.67500%

Breakpoints	KNGZ	FTBI
Fund net assets up to and including $2.5 billion	0.5000%	0.2500%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%	0.2438%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%	0.2375%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%	0.2313%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%	0.2250%
Fund net assets greater than $15 billion	0.4250%	0.1250%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
For FTXO, FTXG, FTXN, FTXH, FTXL, FTXR, FSCS and FSGS, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%
Fund net assets greater than $15 billion	0.510%
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal period ended March 31, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Nasdaq Bank ETF	$151,684,243	$150,983,918
First Trust Nasdaq Food & Beverage ETF	6,703,041	6,722,044
First Trust Nasdaq Oil & Gas ETF	37,194,458	37,444,216
First Trust Nasdaq Pharmaceuticals ETF	6,825,454	6,810,894
First Trust Nasdaq Semiconductor ETF	312,917,375	319,458,319
First Trust Nasdaq Transportation ETF	109,487,341	108,218,768
First Trust S-Network E-Commerce ETF	2,443,714	2,545,309
Emerging Markets Equity Select ETF	10,561,978	12,412,402
First Trust S&P 500 Diversified Dividend Aristocrats ETF	24,324,035	24,539,023
First Trust SMID Capital Strength ETF	58,048,742	57,784,209
First Trust SMID Growth Strength ETF	39,275,801	39,242,953
First Trust S-Network Streaming & Gaming ETF	2,393,515	1,794,921
First Trust Balanced Income ETF	610,665	556,809
For the fiscal period ended March 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Nasdaq Bank ETF	$1,025,876,461	$914,975,995
First Trust Nasdaq Food & Beverage ETF	13,722,960	19,020,990
First Trust Nasdaq Oil & Gas ETF	50,107,152	54,239,488

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
	Purchases	Sales
First Trust Nasdaq Pharmaceuticals ETF	$16,170,256	$6,415,274
First Trust Nasdaq Semiconductor ETF	1,480,821,639	624,577,616
First Trust Nasdaq Transportation ETF	946,048,735	60,544,968
First Trust S-Network E-Commerce ETF	—	1,682,741
Emerging Markets Equity Select ETF	—	946,398
First Trust S&P 500 Diversified Dividend Aristocrats ETF	21,773,862	19,803,867
First Trust SMID Capital Strength ETF	44,605,512	14,435,576
First Trust SMID Growth Strength ETF	13,224,947	14,927,683
First Trust S-Network Streaming & Gaming ETF	6,684,691	7,307,648
First Trust Balanced Income ETF	37,335,219	18,647,653
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2026 for all the Funds, with the exception of FTBI, which will not pay fees any time before March 31, 2027.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VI:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Semiconductor ETF, First Trust Nasdaq Transportation ETF, First Trust S-Network E-Commerce ETF, Emerging Markets Equity Select ETF, First Trust S&P 500 Diversified Dividend Aristocrats ETF, First Trust SMID Capital Strength ETF, First Trust SMID Growth Strength ETF, First Trust S-Network Streaming & Gaming ETF, and First Trust Balanced Income ETF (the “Funds”), each a series of First Trust Exchange-Traded Fund VI, including the portfolios of investments, as of March 31, 2026, the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, and the results of their operations for the year then ended, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
First Trust Nasdaq Bank ETF	For the year ended March 31, 2026	For the years ended March 31, 2026 and 2025	For the years ended March 31, 2026, 2025, 2024, 2023, and 2022
First Trust Nasdaq Food & Beverage ETF
First Trust Nasdaq Oil & Gas ETF
First Trust Nasdaq Pharmaceuticals ETF
First Trust Nasdaq Semiconductor ETF
First Trust Nasdaq Transportation ETF
First Trust S-Network E-Commerce ETF
Emerging Markets Equity Select ETF
First Trust S&P 500 Diversified Dividend Aristocrats ETF
First Trust SMID Capital Strength ETF
First Trust SMID Growth Strength ETF
First Trust S-Network Streaming & Gaming ETF	For the year ended March 31, 2026	For the years ended March 31, 2026 and 2025	For the years ended March 31, 2026, 2025, 2024, 2023, and for the period from January 25, 2022 (commencement of investment operations) through March 31, 2022
First Trust Balanced Income ETF	For the period from May 28, 2025 (commencement of investment operations) through March 31, 2026
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall

Report of Independent Registered Public Accounting Firm (Continued)
presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
May 20, 2026
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal period ended March 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VI (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	651,722,898 5,064,462
Thomas J. Driscoll** Votes For Votes Withheld	651,998,702 4,788,658
Richard E. Erickson* Votes For Votes Withheld	643,054,997 13,732,363
Thomas R. Kadlec* Votes For Votes Withheld	643,100,488 13,686,872
Denise M. Keefe*** Votes For Votes Withheld	651,736,288 5,051,072
Robert F. Keith* Votes For Votes Withheld	643,383,276 13,404,084
Niel B. Nielson* Votes For Votes Withheld	643,178,094 13,609,266
Bronwyn Wright*** Votes For Votes Withheld	412,521,907 244,265,453

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Other Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
Federal Tax Information
For the taxable period ended March 31, 2026, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Nasdaq Bank ETF	100.00%
First Trust Nasdaq Food & Beverage ETF	100.00%
First Trust Nasdaq Oil & Gas ETF	100.00%
First Trust Nasdaq Pharmaceuticals ETF	100.00%
First Trust Nasdaq Semiconductor ETF	100.00%
First Trust Nasdaq Transportation ETF	98.63%
First Trust S-Network E-Commerce ETF	34.83%
Emerging Markets Equity Select ETF	0.00%
First Trust S&P 500 Diversified Dividend Aristocrats ETF	100.00%
First Trust SMID Capital Strength ETF	100.00%
First Trust SMID Growth Strength ETF	0.00%
First Trust S-Network Streaming & Gaming ETF	14.80%
First Trust Balanced Income ETF	**
For the taxable period ended March 31, 2026, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Nasdaq Bank ETF	100.00%
First Trust Nasdaq Food & Beverage ETF	100.00%
First Trust Nasdaq Oil & Gas ETF	100.00%
First Trust Nasdaq Pharmaceuticals ETF	100.00%
First Trust Nasdaq Semiconductor ETF	100.00%
First Trust Nasdaq Transportation ETF	100.00%
First Trust S-Network E-Commerce ETF	100.00%
Emerging Markets Equity Select ETF	58.29%
First Trust S&P 500 Diversified Dividend Aristocrats ETF	100.00%
First Trust SMID Capital Strength ETF	100.00%
First Trust SMID Growth Strength ETF	0.00%
First Trust S-Network Streaming & Gaming ETF	100.00%
First Trust Balanced Income ETF	**
** The actual qualified dividend income distribution will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year end. Additionally, the actual percentage of income that qualified for the dividends received deduction will be available to shareholders shortly after calendar year end.
A portion of each of the Funds’ 2026 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal period ended March 31, 2026, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended (the “Code”), Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
The following Funds meet the requirements of Section 853 of the Code and elect to pass through to their shareholders credit for foreign taxes paid. For the taxable period ended March 31, 2026, the total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
Emerging Markets Equity Select ETF	$605,488	$2.02	$115,707	$0.39

Other Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
First Trust S-Network Streaming & Gaming ETF	$84,023	$0.56	$2,544	$0.02
Disclaimers
First Trust Nasdaq Bank ETF
First Trust Nasdaq Food & Beverage ETF
First Trust Nasdaq Oil & Gas ETF
First Trust Nasdaq Pharmaceuticals ETF
First Trust Nasdaq Semiconductor ETF
First Trust Nasdaq Transportation ETF
First Trust SMID Capital Strength ETF
First Trust SMID Growth Strength ETF
Nasdaq®, Nasdaq US Smart BanksTM Index, Nasdaq US Smart Food & BeverageTM Index, Nasdaq US Smart Oil & GasTM Index, Nasdaq US Smart PharmaceuticalsTM Index, Nasdaq US Smart SemiconductorTM Index, Nasdaq US Smart TransportationTM Index, The SMID Capital Strength Index, and The SMID Growth Strength Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust S-Network E-Commerce ETF
First Trust S-Network Streaming & Gaming ETF
S-Network, S-Network Global E-Commerce IndexTM and S-Network Streaming & Gaming Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index to track general market performance.
Emerging Markets Equity Select ETF
Nasdaq Riskalyze Emerging MarketsTM Index is a trademark or service mark of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and has been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Nitrogen Wealth and Nitrogen Wealth makes no representation regarding the advisability of trading in the Funds. Nasdaq Riskalyze Emerging MarketsTM Index is a product of Nitrogen Wealth. RISKALYZE® and Nasdaq Riskalyze Emerging MarketsTM Index are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.
First Trust S&P 500 Diversified Dividend Aristocrats ETF
S&P 500® Sector-Neutral Dividend Aristocrats Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust Balanced Income ETF
Bloomberg® and Bloomberg Moderate Allocation Income Focus Index referenced herein (the “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a

Other Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

Annual Financial Statements and Other Information
For the Year Ended March 31, 2026

First Trust Exchange-Traded Fund VI

First Trust Bloomberg Shareholder Yield ETF (SHRY)
First Trust Indxx Medical Devices ETF (MDEV)
First Trust Bloomberg R&D Leaders ETF (RND)
First Trust New Constructs Core Earnings Leaders ETF (FTCE)

Table of Contents
First Trust Exchange-Traded Fund VI
Annual Financial Statements and Other Information
March 31, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Bloomberg Shareholder Yield ETF (SHRY)
Portfolio of Investments
March 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.6%
450	Lockheed Martin Corp.	$271,975
	Air Freight & Logistics — 1.9%
3,273	United Parcel Service, Inc., Class B	321,998
	Biotechnology — 2.4%
1,172	AbbVie, Inc.	254,898
1,162	Gilead Sciences, Inc.	161,948
		416,846
	Capital Markets — 1.9%
1,121	CME Group, Inc.	331,087
	Chemicals — 1.2%
410	Linde PLC	203,262
	Consumer Finance — 4.0%
10,286	Synchrony Financial	699,654
	Consumer Staples Distribution & Retail — 0.6%
770	Walmart, Inc.	95,696
	Diversified Telecommunication Services — 4.7%
28,712	Comcast Corp., Class A	824,322
	Entertainment — 1.9%
1,615	Electronic Arts, Inc.	329,250
	Financial Services — 7.7%
8,622	Fiserv, Inc. (a)	481,108
300	Mastercard, Inc., Class A	149,898
12,433	PayPal Holdings, Inc.	562,344
487	Visa, Inc., Class A	147,191
		1,340,541
	Ground Transportation — 3.9%
749	Norfolk Southern Corp.	214,963
1,883	Union Pacific Corp.	456,853
		671,816
	Health Care Equipment & Supplies — 1.0%
1,648	Abbott Laboratories	169,200
	Health Care Providers & Services — 2.8%
1,813	Cigna Group (The)	483,618
	Hotels, Restaurants & Leisure — 4.0%
61	Booking Holdings, Inc.	256,829
7,962	Chipotle Mexican Grill, Inc. (a)	254,864
610	McDonald’s Corp.	189,582
		701,275
	Household Products — 6.6%
4,554	Colgate-Palmolive Co.	388,137
Shares	Description	Value

	Household Products (Continued)
4,397	Kimberly-Clark Corp.	$424,179
2,354	Procter & Gamble (The) Co.	340,012
		1,152,328
	Insurance — 13.0%
3,837	Aflac, Inc.	420,957
1,352	Allstate (The) Corp.	280,324
3,760	Arch Capital Group Ltd. (a)	360,922
2,786	Hartford Insurance Group (The), Inc.	376,751
8,010	MetLife, Inc.	566,467
876	Travelers (The) Cos., Inc.	255,512
		2,260,933
	Interactive Media & Services — 1.0%
183	Alphabet, Inc., Class A	52,623
223	Meta Platforms, Inc., Class A	127,585
		180,208
	Media — 5.3%
4,111	Charter Communications, Inc., Class A (a)	887,483
1,147	Versant Media Group, Inc. (a)	42,462
		929,945
	Oil, Gas & Consumable Fuels — 17.1%
2,665	Cheniere Energy, Inc.	756,221
3,223	Chevron Corp.	666,839
6,561	ConocoPhillips	866,052
2,634	EOG Resources, Inc.	380,797
9,095	Kinder Morgan, Inc.	304,955
		2,974,864
	Pharmaceuticals — 2.0%
307	Johnson & Johnson	75,043
2,329	Merck & Co., Inc.	280,155
		355,198
	Professional Services — 1.4%
1,227	Automatic Data Processing, Inc.	249,302
	Semiconductors & Semiconductor Equipment — 5.2%
553	Analog Devices, Inc.	175,931
720	Applied Materials, Inc.	246,089
132	KLA Corp.	194,358
2,211	QUALCOMM, Inc.	284,733
		901,111
	Software — 2.1%
1,324	Adobe, Inc. (a)	321,838
140	Microsoft Corp.	51,824
		373,662
See Notes to Financial Statements

First Trust Bloomberg Shareholder Yield ETF (SHRY)
Portfolio of Investments (Continued)
March 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 1.7%
85	AutoZone, Inc. (a)	$287,111
	Technology Hardware, Storage & Peripherals — 1.0%
695	Apple, Inc.	176,384
	Tobacco — 3.8%
10,103	Altria Group, Inc.	666,697
	Total Common Stocks	17,368,283
	(Cost $17,387,808)
MONEY MARKET FUNDS — 0.1%
12,313	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	12,313
	(Cost $12,313)

	Total Investments — 99.9%	17,380,596
	(Cost $17,400,121)
	Net Other Assets and Liabilities — 0.1%	15,301
	Net Assets — 100.0%	$17,395,897

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$17,368,283	$17,368,283	$—	$—
Money Market Funds	12,313	12,313	—	—
Total Investments	$17,380,596	$17,380,596	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments
March 31, 2026

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Health Care Equipment & Supplies — 77.3%
313	Abbott Laboratories	$32,136
574	Alcon AG (CHF) (b)	43,389
330	Align Technology, Inc. (c)	56,572
1,889	Baxter International, Inc.	31,735
222	Becton Dickinson & Co.	34,905
312	BioMerieux (EUR) (b)	33,332
434	Boston Scientific Corp. (c)	27,234
837	Carl Zeiss Meditec AG (EUR) (b)	24,058
223	Cochlear Ltd. (AUD) (b)	26,241
473	Coloplast A/S, Class B (DKK) (b)	32,220
606	Cooper (The) Cos., Inc. (c)	43,329
1,174	Demant A/S (DKK) (b) (c)	35,576
637	Dexcom, Inc. (c)	40,004
561	Edwards Lifesciences Corp. (c)	44,925
1,992	Fisher & Paykel Healthcare Corp., Ltd. (NZD) (b)	43,193
584	GE HealthCare Technologies, Inc.	41,569
733	Globus Medical, Inc., Class A (c)	63,155
612	Hologic, Inc. (c)	46,261
294	Hoya Corp. (JPY) (b)	50,968
132	Insulet Corp. (c)	27,699
96	Intuitive Surgical, Inc. (c)	44,255
1,510	Koninklijke Philips N.V. (EUR) (b)	41,302
287	Masimo Corp. (c)	51,049
434	Medtronic PLC	37,606
525	Merit Medical Systems, Inc. (c)	36,188
3,440	Olympus Corp. (JPY) (b)	32,774
159	Penumbra, Inc. (c)	52,211
152	ResMed, Inc.	34,121
758	Siemens Healthineers AG (EUR) (b) (d) (e)	32,341
2,352	Smith & Nephew PLC (GBP) (b)	37,265
153	Sonova Holding AG (CHF) (b)	34,886
176	STERIS PLC	38,919
383	Straumann Holding AG (CHF) (b)	40,071
114	Stryker Corp.	37,459
3,334	Sysmex Corp. (JPY) (b)	29,075
347	Teleflex, Inc.	41,505
2,560	Terumo Corp. (JPY) (b)	34,393
438	Zimmer Biomet Holdings, Inc.	39,604
		1,473,525
	Health Care Providers & Services — 1.4%
2,423	Amplifon S.p.A. (EUR) (b)	26,733
Shares	Description	Value

	Life Sciences Tools & Services — 21.1%
303	Agilent Technologies, Inc.	$34,536
139	Bio-Rad Laboratories, Inc., Class A (c)	38,746
205	Danaher Corp.	38,868
33	Mettler-Toledo International, Inc. (c)	41,619
470	Revvity, Inc.	41,177
191	Sartorius Stedim Biotech (EUR) (b)	37,200
79	Thermo Fisher Scientific, Inc.	38,831
155	Waters Corp. (c)	46,159
158	West Pharmaceutical Services, Inc.	39,601
2,885	WuXi AppTec Co., Ltd., Class H (HKD) (b) (d) (e)	44,185
		400,922
	Total Common Stocks	1,901,180
	(Cost $2,350,738)
MONEY MARKET FUNDS — 0.1%
2,149	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (f)	2,149
	(Cost $2,149)

	Total Investments — 99.9%	1,903,329
	(Cost $2,352,887)
	Net Other Assets and Liabilities — 0.1%	2,665
	Net Assets — 100.0%	$1,905,994

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $679,202 or 35.6% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Non-income producing security.
See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments (Continued)
March 31, 2026
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NZD	– New Zealand Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	64.3%
EUR	10.2
JPY	7.7
CHF	6.2
DKK	3.6
HKD	2.3
NZD	2.3
GBP	2.0
AUD	1.4
Total	100.0%

Country Allocation†	% of Net Assets
United States	60.2%
Japan	7.7
Switzerland	6.2
Ireland	4.0
France	3.7
Denmark	3.6
Germany	3.0
China	2.3
New Zealand	2.3
Netherlands	2.2
United Kingdom	1.9
Italy	1.4
Australia	1.4
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:*
Health Care Equipment & Supplies	$1,473,525	$902,441	$571,084	$—
Health Care Providers & Services	26,733	—	26,733	—
Life Sciences Tools & Services	400,922	319,537	81,385	—
Money Market Funds	2,149	2,149	—	—
Total Investments	$1,903,329	$1,224,127	$679,202	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Bloomberg R&D Leaders ETF (RND)
Portfolio of Investments
March 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.0%
49	Axon Enterprise, Inc. (a)	$20,810
515	Boeing (The) Co. (a)	102,500
		123,310
	Automobiles — 3.7%
406	Tesla, Inc. (a)	150,931
	Biotechnology — 10.8%
799	AbbVie, Inc.	173,774
86	Alnylam Pharmaceuticals, Inc. (a)	28,455
816	Gilead Sciences, Inc.	113,726
67	Regeneron Pharmaceuticals, Inc.	51,767
168	Vertex Pharmaceuticals, Inc. (a)	75,019
		442,741
	Broadline Retail — 8.0%
1,582	Amazon.com, Inc. (a)	329,483
	Communications Equipment — 1.7%
152	Arista Networks, Inc. (a)	18,663
522	Cisco Systems, Inc.	40,502
24	Motorola Solutions, Inc.	10,415
		69,580
	Electrical Equipment — 2.2%
256	Eaton Corp. PLC	91,564
	Electronic Equipment, Instruments & Components — 1.3%
115	Corning, Inc.	15,636
194	TE Connectivity PLC	40,550
		56,186
	Entertainment — 5.1%
1,947	Netflix, Inc. (a)	187,204
399	ROBLOX Corp., Class A (a)	22,568
		209,772
	Ground Transportation — 2.4%
1,372	Uber Technologies, Inc. (a)	98,688
	Health Care Equipment & Supplies — 4.1%
974	Boston Scientific Corp. (a)	61,118
232	Intuitive Surgical, Inc. (a)	106,950
		168,068
	Hotels, Restaurants & Leisure — 3.0%
21	Booking Holdings, Inc.	88,417
231	DoorDash, Inc., Class A (a)	34,684
		123,101
Shares	Description	Value

	Interactive Media & Services — 12.0%
1,166	Alphabet, Inc., Class A	$335,295
277	Meta Platforms, Inc., Class A	158,480
		493,775
	IT Services — 0.4%
43	Cloudflare, Inc., Class A (a)	8,872
46	Snowflake, Inc. (a)	6,938
		15,810
	Pharmaceuticals — 4.6%
170	Eli Lilly & Co.	156,361
267	Zoetis, Inc.	31,562
		187,923
	Semiconductors & Semiconductor Equipment — 17.6%
236	Advanced Micro Devices, Inc. (a)	48,009
116	Applied Materials, Inc.	39,648
527	Broadcom, Inc.	163,112
183	Lam Research Corp.	39,100
125	Marvell Technology, Inc.	12,381
163	Micron Technology, Inc.	55,068
1,957	NVIDIA Corp.	341,301
132	Texas Instruments, Inc.	25,626
		724,245
	Software — 11.7%
61	Adobe, Inc. (a)	14,828
31	Autodesk, Inc. (a)	7,422
40	Cadence Design Systems, Inc. (a)	11,115
35	CrowdStrike Holdings, Inc., Class A (a)	13,664
93	Fortinet, Inc. (a)	7,600
40	Intuit, Inc.	17,295
755	Microsoft Corp.	279,478
244	Oracle Corp.	35,895
319	Palantir Technologies, Inc., Class A (a)	46,663
97	Palo Alto Networks, Inc. (a)	15,551
151	ServiceNow, Inc. (a)	15,787
27	Synopsys, Inc. (a)	10,705
31	Workday, Inc., Class A (a)	4,028
		480,031
See Notes to Financial Statements

First Trust Bloomberg R&D Leaders ETF (RND)
Portfolio of Investments (Continued)
March 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 8.3%
1,343	Apple, Inc.	$340,840

	Total Investments — 99.9%	4,106,048
	(Cost $4,630,384)
	Net Other Assets and Liabilities — 0.1%	2,062
	Net Assets — 100.0%	$4,108,110

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,106,048	$4,106,048	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments
March 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.6%
4,216	Boeing (The) Co. (a)	$839,111
1,009	L3Harris Technologies, Inc.	348,256
1,246	Lockheed Martin Corp.	753,070
303	TransDigm Group, Inc.	351,165
		2,291,602
	Air Freight & Logistics — 0.7%
1,166	FedEx Corp.	415,306
	Automobiles — 3.1%
26,413	General Motors Co.	1,967,769
	Banks — 3.4%
7,289	JPMorgan Chase & Co.	2,144,132
	Beverages — 1.7%
6,932	PepsiCo, Inc.	1,076,470
	Biotechnology — 2.5%
6,069	AbbVie, Inc.	1,319,947
447	Alnylam Pharmaceuticals, Inc. (a)	147,899
718	Insmed, Inc. (a)	117,407
		1,585,253
	Capital Markets — 2.3%
380	Blackrock, Inc.	365,450
279	Cboe Global Markets, Inc.	78,419
4,577	Charles Schwab (The) Corp.	430,146
212	LPL Financial Holdings, Inc.	63,776
400	Moody’s Corp.	174,500
817	S&P Global, Inc.	347,503
		1,459,794
	Chemicals — 2.0%
3,179	Air Products and Chemicals, Inc.	923,468
3,273	PPG Industries, Inc.	349,818
		1,273,286
	Communications Equipment — 1.0%
1,674	Ciena Corp. (a)	649,897
	Construction & Engineering — 0.4%
184	Comfort Systems USA, Inc.	253,734
	Consumer Finance — 0.6%
1,681	Capital One Financial Corp.	306,665
960	Synchrony Financial	65,299
		371,964
	Consumer Staples Distribution & Retail — 0.3%
3,072	Kroger (The) Co.	222,290
	Containers & Packaging — 0.4%
7,679	International Paper Co.	274,140
Shares	Description	Value

	Electric Utilities — 1.2%
1,092	NRG Energy, Inc.	$159,585
6,232	Southern (The) Co.	601,513
		761,098
	Electrical Equipment — 2.9%
2,096	Eaton Corp. PLC	749,676
3,027	Emerson Electric Co.	396,597
603	Rockwell Automation, Inc.	216,405
2,029	Vertiv Holdings Co., Class A	508,427
		1,871,105
	Electronic Equipment, Instruments & Components — 0.5%
1,587	TE Connectivity PLC	331,715
	Energy Equipment & Services — 1.3%
15,881	SLB Ltd.	816,125
	Entertainment — 2.5%
2,142	Spotify Technology S.A. (a)	1,038,677
2,858	Take-Two Interactive Software, Inc. (a)	564,455
		1,603,132
	Financial Services — 4.5%
1,079	Apollo Global Management, Inc.	120,222
1,391	Fidelity National Information Services, Inc.	65,252
1,449	Fiserv, Inc. (a)	80,854
2,205	Mastercard, Inc., Class A	1,101,750
2,496	PayPal Holdings, Inc.	112,894
4,553	Visa, Inc., Class A	1,376,099
		2,857,071
	Health Care Equipment & Supplies — 0.9%
983	Becton Dickinson & Co.	154,557
1,197	Stryker Corp.	393,322
		547,879
	Health Care Providers & Services — 0.6%
4,309	CVS Health Corp.	309,472
412	Humana, Inc.	71,437
		380,909
	Hotels, Restaurants & Leisure — 9.8%
517	Booking Holdings, Inc.	2,176,735
32,184	Starbucks Corp.	2,883,365
7,861	Yum! Brands, Inc.	1,222,228
		6,282,328
	Independent Power and Renewable Electricity Producers — 0.5%
1,911	Vistra Corp.	287,281
See Notes to Financial Statements

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments (Continued)
March 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 1.6%
1,423	Aflac, Inc.	$156,117
557	Aon PLC, Class A	179,788
956	Arch Capital Group Ltd. (a)	91,766
686	Arthur J. Gallagher & Co.	148,574
36	Markel Group, Inc. (a)	68,907
1,310	Marsh & McLennan Cos., Inc.	227,220
591	Travelers (The) Cos., Inc.	172,383
		1,044,755
	Interactive Media & Services — 4.1%
4,613	Meta Platforms, Inc., Class A	2,639,236
	IT Services — 7.7%
7,487	Accenture PLC, Class A	1,484,597
5,784	Cognizant Technology Solutions Corp., Class A	354,848
10,292	International Business Machines Corp.	2,494,678
3,774	Snowflake, Inc. (a)	569,195
		4,903,318
	Life Sciences Tools & Services — 0.1%
130	Waters Corp. (a)	38,714
	Machinery — 1.2%
743	Cummins, Inc.	399,749
2,141	Ingersoll Rand, Inc.	171,537
2,112	Otis Worldwide Corp.	162,793
		734,079
	Multi-Utilities — 0.8%
2,052	Consolidated Edison, Inc.	232,245
4,858	Dominion Energy, Inc.	300,322
		532,567
	Oil, Gas & Consumable Fuels — 3.2%
7,628	Occidental Petroleum Corp.	495,820
4,281	Phillips 66	779,912
3,233	Valero Energy Corp.	798,810
		2,074,542
	Personal Care Products — 0.3%
9,644	Kenvue, Inc.	166,263
	Pharmaceuticals — 5.6%
7,000	Bristol-Myers Squibb Co.	424,550
2,839	Eli Lilly & Co.	2,611,227
19,434	Pfizer, Inc.	545,707
		3,581,484
	Professional Services — 0.5%
314	Broadridge Financial Solutions, Inc.	51,019
Shares	Description	Value

	Professional Services (Continued)
325	Equifax, Inc.	$58,523
1,735	Paychex, Inc.	159,828
374	Verisk Analytics, Inc.	70,966
		340,336
	Real Estate Management & Development — 0.4%
1,451	CBRE Group, Inc., Class A (a)	196,552
2,055	CoStar Group, Inc. (a)	82,899
		279,451
	Retail REITs — 0.4%
4,473	Realty Income Corp.	273,658
	Semiconductors & Semiconductor Equipment — 12.3%
1,578	KLA Corp.	2,323,463
6,355	Microchip Technology, Inc.	410,596
16,344	NVIDIA Corp.	2,850,394
3,023	NXP Semiconductors N.V.	595,108
12,904	QUALCOMM, Inc.	1,661,777
		7,841,338
	Software — 6.9%
1,998	Atlassian Corp., Class A (a)	136,364
2,553	Autodesk, Inc. (a)	611,188
3,260	Cadence Design Systems, Inc. (a)	905,856
2,922	CrowdStrike Holdings, Inc., Class A (a)	1,140,778
12,484	ServiceNow, Inc. (a)	1,305,202
2,576	Workday, Inc., Class A (a)	334,674
		4,434,062
	Specialized REITs — 1.3%
2,140	Crown Castle, Inc.	174,003
482	Equinix, Inc.	472,476
772	Public Storage	209,119
		855,598
	Technology Hardware, Storage & Peripherals — 2.2%
15,811	Hewlett Packard Enterprise Co.	376,460
2,561	Seagate Technology Holdings PLC	1,003,297
		1,379,757
	Textiles, Apparel & Luxury Goods — 1.3%
5,891	Tapestry, Inc.	831,279
	Tobacco — 2.9%
8,525	Altria Group, Inc.	562,565
7,896	Philip Morris International, Inc.	1,305,524
		1,868,089
See Notes to Financial Statements

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments (Continued)
March 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 0.4%
238	W.W. Grainger, Inc.	$259,613

	Total Investments — 99.9%	63,802,419
	(Cost $64,009,889)
	Net Other Assets and Liabilities — 0.1%	53,197
	Net Assets — 100.0%	$63,855,616

(a)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$63,802,419	$63,802,419	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2026

	First Trust Bloomberg Shareholder Yield ETF (SHRY)	First Trust Indxx Medical Devices ETF (MDEV)	First Trust Bloomberg R&D Leaders ETF (RND)	First Trust New Constructs Core Earnings Leaders ETF (FTCE)
ASSETS:
Investments, at value	$17,380,596	$1,903,329	$4,106,048	$63,802,419
Cash	—	—	3,663	44,941
Foreign currency, at value	—	388	—	—
Receivables:
Dividends	24,252	3,150	562	40,269
Reclaims	—	279	—	—
Total Assets	17,404,848	1,907,146	4,110,273	63,887,629

LIABILITIES:
Investment advisory fees payable	8,951	1,152	2,163	32,013
Total Liabilities	8,951	1,152	2,163	32,013
NET ASSETS	$17,395,897	$1,905,994	$4,108,110	$63,855,616

NET ASSETS consist of:
Paid-in capital	$21,009,131	$2,818,178	$4,825,032	$67,521,768
Par value	4,000	1,000	1,500	27,000
Accumulated distributable earnings (loss)	(3,617,234)	(913,184)	(718,422)	(3,693,152)
NET ASSETS	$17,395,897	$1,905,994	$4,108,110	$63,855,616
NET ASSET VALUE, per share	$43.49	$19.06	$27.39	$23.65
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	400,002	100,002	150,002	2,700,002
Investments, at cost	$17,400,121	$2,352,887	$4,630,384	$64,009,889
Foreign currency, at cost (proceeds)	$—	$392	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Year Ended March 31, 2026

	First Trust Bloomberg Shareholder Yield ETF (SHRY)	First Trust Indxx Medical Devices ETF (MDEV)	First Trust Bloomberg R&D Leaders ETF (RND)	First Trust New Constructs Core Earnings Leaders ETF (FTCE)
INVESTMENT INCOME:
Dividends	$405,484	$19,524	$18,290	$748,727
Foreign withholding tax	(372)	(3,140)	—	(1,071)
Total investment income	405,112	16,384	18,290	747,656

EXPENSES:
Investment advisory fees	104,672	14,281	20,765	307,669
Other expenses	1,417	153	194	3,354
Total expenses	106,089	14,434	20,959	311,023
NET INVESTMENT INCOME (LOSS)	299,023	1,950	(2,669)	436,633

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(661,246)	11,845	(210,063)	(3,594,405)
In-kind redemptions	2,290,705	—	811,791	10,027,203
Foreign currency transactions	—	(35)	—	—
Net realized gain (loss)	1,629,459	11,810	601,728	6,432,798
Net change in unrealized appreciation (depreciation) on:
Investments	(396,255)	(123,572)	(277,007)	834,771
Foreign currency translation	—	(3)	—	—
Net change in unrealized appreciation (depreciation)	(396,255)	(123,575)	(277,007)	834,771
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,233,204	(111,765)	324,721	7,267,569
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,532,227	$(109,815)	$322,052	$7,704,202
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust Bloomberg Shareholder Yield ETF (SHRY)		First Trust Indxx Medical Devices ETF (MDEV)
	Year Ended 3/31/2026	Year Ended 3/31/2025	Year Ended 3/31/2026	Year Ended 3/31/2025
OPERATIONS:
Net investment income (loss)	$299,023	$370,314	$1,950	$495
Net realized gain (loss)	1,629,459	2,103,546	11,810	148,637
Net increase from payment by the advisor	—	—	—	1,328
Net change in unrealized appreciation (depreciation)	(396,255)	(1,036,027)	(123,575)	(253,415)
Net increase (decrease) in net assets resulting from operations	1,532,227	1,437,833	(109,815)	(102,955)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(305,047)	(353,966)	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	10,679,751	14,251,176	—	—
Cost of shares redeemed	(12,753,630)	(18,098,815)	—	(1,079,074)
Net increase (decrease) in net assets resulting from shareholder transactions	(2,073,879)	(3,847,639)	—	(1,079,074)
Total increase (decrease) in net assets	(846,699)	(2,763,772)	(109,815)	(1,182,029)

NET ASSETS:
Beginning of period	18,242,596	21,006,368	2,015,809	3,197,838
End of period	$17,395,897	$18,242,596	$1,905,994	$2,015,809

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	450,002	550,002	100,002	150,002
Shares sold	250,000	350,000	—	—
Shares redeemed	(300,000)	(450,000)	—	(50,000)
Shares outstanding, end of period	400,002	450,002	100,002	100,002

(a)	Inception date is April 30, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is October 2, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Bloomberg R&D Leaders ETF (RND)		First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Year Ended 3/31/2026	Period Ended 3/31/2025 (a)	Year Ended 3/31/2026	Period Ended 3/31/2025 (b)

$(2,669)	$547	$436,633	$256,737
601,728	403,998	6,432,798	58,898
—	—	—	—
(277,007)	(247,329)	834,771	(1,042,241)
322,052	157,216	7,704,202	(726,606)

—	(1,100)	(502,285)	(244,565)

5,902,171	5,663,520	56,806,282	43,847,346
(4,370,063)	(3,565,686)	(41,997,529)	(1,031,229)
1,532,108	2,097,834	14,808,753	42,816,117
1,854,160	2,253,950	22,010,670	41,844,946

2,253,950	—	41,844,946	—
$4,108,110	$2,253,950	$63,855,616	$41,844,946

100,002	—	2,100,002	—
200,000	250,002	2,350,000	2,150,002
(150,000)	(150,000)	(1,750,000)	(50,000)
150,002	100,002	2,700,002	2,100,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Bloomberg Shareholder Yield ETF (SHRY)

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$40.54	$38.19	$30.99	$33.35	$30.22
Income from investment operations:
Net investment income (loss)	0.72 (a)	0.75 (a)	0.47 (a)	0.49	0.38
Net realized and unrealized gain (loss)	2.97	2.32	7.23	(2.38)	3.13
Total from investment operations	3.69	3.07	7.70	(1.89)	3.51
Distributions paid to shareholders from:
Net investment income	(0.74)	(0.72)	(0.50)	(0.47)	(0.38)
Net asset value, end of period	$43.49	$40.54	$38.19	$30.99	$33.35
Total return (b)	9.15%	8.09%	25.08%	(5.57)%	11.62%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,396	$18,243	$21,006	$17,046	$21,678
Ratio of total expenses to average net assets	0.61% (c)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.71%	1.87%	1.46%	1.60%	1.13%
Portfolio turnover rate (d)	149%	153%	107% (e)	30%	21%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)	The variation in the portfolio turnover rate is due to the Fund’s underlying index reconstitution which resulted in a complete change of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Medical Devices ETF (MDEV)

	Year Ended March 31,				Period Ended 3/31/2022 (a)
	2026	2025	2024	2023
Net asset value, beginning of period	$20.16	$21.32	$20.39	$22.42	$25.17
Income from investment operations:
Net investment income (loss)	0.02 (b)	0.00 (b) (c)	(0.00) (b) (c)	0.01	(0.46)
Net realized and unrealized gain (loss)	(1.12)	(1.16) (d)	0.93	(2.04)	(2.29)
Total from investment operations	(1.10)	(1.16)	0.93	(2.03)	(2.75)
Net asset value, end of period	$19.06	$20.16	$21.32	$20.39	$22.42
Total return (e)	(5.46)%	(5.44)% (d)	4.56%	(9.05)%	(10.93)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,906	$2,016	$3,198	$2,039	$2,242
Ratio of total expenses to average net assets	0.71% (f)	0.70%	0.70%	0.70%	0.70% (g)
Ratio of net investment income (loss) to average net assets	0.10%	0.02%	(0.02)%	0.04%	(0.36)% (g)
Portfolio turnover rate (h)	20%	20%	17%	22%	13%

(a)	Inception date is June 22, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)	The Fund received a payment from the advisor in the amount of $1,328, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(g)	Annualized.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Bloomberg R&D Leaders ETF (RND)

	Year Ended 3/31/2026	Period Ended 3/31/2025 (a)

Net asset value, beginning of period	$22.54	$19.62
Income from investment operations:
Net investment income (loss) (b)	(0.02)	0.01
Net realized and unrealized gain (loss)	4.87	2.92
Total from investment operations	4.85	2.93
Distributions paid to shareholders from:
Net investment income	—	(0.01)
Net asset value, end of period	$27.39	$22.54
Total return (c)	21.52%	14.93%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,108	$2,254
Ratio of total expenses to average net assets	0.61% (d)	0.60% (e)
Ratio of net investment income (loss) to average net assets	(0.08)%	0.03% (e)
Portfolio turnover rate (f)	46%	41%

(a)	Inception date is April 30, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust New Constructs Core Earnings Leaders ETF (FTCE)

	Year Ended 3/31/2026	Period Ended 3/31/2025 (a)

Net asset value, beginning of period	$19.93	$20.03
Income from investment operations:
Net investment income (loss) (b)	0.20	0.14
Net realized and unrealized gain (loss)	3.74	(0.12)
Total from investment operations	3.94	0.02
Distributions paid to shareholders from:
Net investment income	(0.22)	(0.08)
Net realized gain	—	(0.04)
Total distributions	(0.22)	(0.12)
Net asset value, end of period	$23.65	$19.93
Total return (c)	19.82%	0.09%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$63,856	$41,845
Ratio of total expenses to average net assets	0.61% (d)	0.60% (e)
Ratio of net investment income (loss) to average net assets	0.85%	1.40% (e)
Portfolio turnover rate (f)	110%	46%

(a)	Inception date is October 2, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2026

1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the four funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Bloomberg Shareholder Yield ETF – ((Nasdaq, Inc. (“Nasdaq”) ticker “SHRY”)
First Trust Indxx Medical Devices ETF – (CBOE BZX Exchange, Inc. ticker “MDEV”)
First Trust Bloomberg R&D Leaders ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “RND”)
First Trust New Constructs Core Earnings Leaders ETF – (NYSE Arca ticker “FTCE”)
Each of RND and FTCE operates as a non-diversified series of the Trust. Each of SHRY and MDEV operates as a diversified open-end management investment company as defined in section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Bloomberg Shareholder Yield ETF	Bloomberg Shareholder Yield Index
First Trust Indxx Medical Devices ETF	Indxx Medical Devices Index
First Trust Bloomberg R&D Leaders ETF	Bloomberg R&D Leaders Select Index
First Trust New Constructs Core Earnings Leaders ETF	Bloomberg New Constructs Core Earnings Leaders Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2026 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Bloomberg Shareholder Yield ETF	$305,047	$—	$—
First Trust Indxx Medical Devices ETF	—	—	—
First Trust Bloomberg R&D Leaders ETF	—	—	—
First Trust New Constructs Core Earnings Leaders ETF	502,285	—	—
The tax character of distributions paid by each Fund during the fiscal period ended March 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Bloomberg Shareholder Yield ETF	$353,966	$—	$—
First Trust Indxx Medical Devices ETF	—	—	—
First Trust Bloomberg R&D Leaders ETF	1,100	—	—
First Trust New Constructs Core Earnings Leaders ETF	244,565	—	—
As of March 31, 2026, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Bloomberg Shareholder Yield ETF	$20,047	$(3,462,965)	$(174,316)
First Trust Indxx Medical Devices ETF	2,116	(439,205)	(476,095)
First Trust Bloomberg R&D Leaders ETF	—	(90,029)	(628,393)
First Trust New Constructs Core Earnings Leaders ETF	31,773	(2,790,552)	(934,373)
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For SHRY and MDEV, taxable years ended 2023, 2024, 2025, and 2026 remain open to federal and state audit. For RND and FTCE, the taxable period ended 2025 and taxable year ended 2026 remain open to federal and state audit. As of March 31, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
when there has been a 50% change in ownership. At March 31, 2026, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Bloomberg Shareholder Yield ETF	$3,462,965
First Trust Indxx Medical Devices ETF	439,205
First Trust Bloomberg R&D Leaders ETF	90,029
First Trust New Constructs Core Earnings Leaders ETF	2,790,552
During the taxable year ended March 31, 2026, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust Indxx Medical Devices ETF	$2,808
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended March 31, 2026, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended March 31, 2026, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Bloomberg Shareholder Yield ETF	$—	$(2,233,988)	$2,233,988
First Trust Indxx Medical Devices ETF	(35)	35	—
First Trust Bloomberg R&D Leaders ETF	3,004	(722,847)	719,843
First Trust New Constructs Core Earnings Leaders ETF	—	(9,911,338)	9,911,338
As of March 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Bloomberg Shareholder Yield ETF	$17,554,912	$1,732,639	$(1,906,955)	$(174,316)
First Trust Indxx Medical Devices ETF	2,379,439	196,208	(672,318)	(476,110)
First Trust Bloomberg R&D Leaders ETF	4,734,441	82,605	(710,998)	(628,393)
First Trust New Constructs Core Earnings Leaders ETF	64,736,792	4,829,078	(5,763,451)	(934,373)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Bloomberg Shareholder Yield ETF	Bloomberg Index Services Limited
First Trust Indxx Medical Devices ETF	Indxx, Inc.
First Trust Bloomberg R&D Leaders ETF	Bloomberg Index Services Limited
First Trust New Constructs Core Earnings Leaders ETF	Bloomberg Index Services Limited
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensor. The Funds are sub-licensees to the applicable license agreements.
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	SHRY	RND	FTCE
Fund net assets up to and including $2.5 billion	0.600%	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.555%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%	0.540%	0.540%
Fund net assets greater than $15 billion	0.510%	0.510%	0.510%

Breakpoints	MDEV
Fund net assets up to and including $2.5 billion	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%
Fund net assets greater than $10 billion	0.6300%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
During the fiscal year ended March 31, 2025, MDEV received a payment from the Advisor in the amount of $1,328 in connection with a trade error.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended March 31, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Bloomberg Shareholder Yield ETF	$25,828,836	$25,748,475
First Trust Indxx Medical Devices ETF	403,953	399,772
First Trust Bloomberg R&D Leaders ETF	1,596,232	1,581,902
First Trust New Constructs Core Earnings Leaders ETF	56,476,204	56,790,162
For the fiscal year ended March 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Bloomberg Shareholder Yield ETF	$10,629,274	$12,778,107
First Trust Indxx Medical Devices ETF	—	—
First Trust Bloomberg R&D Leaders ETF	5,880,612	4,364,570
First Trust New Constructs Core Earnings Leaders ETF	56,773,671	41,731,683
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2026 for all the Funds, with the exception of FTCE, which will not pay fees any time before September 27, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VI:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Bloomberg Shareholder Yield ETF, First Trust Indxx Medical Devices ETF, First Trust Bloomberg R&D Leaders ETF, and First Trust New Constructs Core Earnings Leaders ETF (the “Funds”), each a series of First Trust Exchange-Traded Fund VI, including the portfolios of investments, as of March 31, 2026, and the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, and the results of their operations for the year then ended, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
First Trust Bloomberg Shareholder Yield ETF	For the year ended March 31, 2026	For the years ended March 31, 2026 and 2025	For the years ended March 31, 2026, 2025, 2024, 2023, and 2022
First Trust Indxx Medical Devices ETF			For the years ended March 31, 2026, 2025, 2024, and 2023, and for the period from June 22, 2021 (commencement of investment operations) through March 31, 2022
First Trust Bloomberg R&D Leaders ETF		For the year ended March 31, 2026 and for the period from April 30, 2024 (commencement of investment operations) through March 31, 2025
First Trust New Constructs Core Earnings Leaders ETF		For the year ended March 31, 2026 and for the period from October 2, 2024 (commencement of investment operations) through March 31, 2025
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
May 20, 2026
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended March 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VI (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	651,722,898 5,064,462
Thomas J. Driscoll** Votes For Votes Withheld	651,998,702 4,788,658
Richard E. Erickson* Votes For Votes Withheld	643,054,997 13,732,363
Thomas R. Kadlec* Votes For Votes Withheld	643,100,488 13,686,872
Denise M. Keefe*** Votes For Votes Withheld	651,736,288 5,051,072
Robert F. Keith* Votes For Votes Withheld	643,383,276 13,404,084
Niel B. Nielson* Votes For Votes Withheld	643,178,094 13,609,266
Bronwyn Wright*** Votes For Votes Withheld	412,521,907 244,265,453

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund VI funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers

Other Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2025, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $31,676. This figure is comprised of $901 paid (or to be paid) in fixed compensation and $30,775 paid (or to be paid) in variable compensation. There were a total of 23 beneficiaries of the remuneration described above. Those amounts include $16,290 paid (or to be paid) to senior management of First Trust Advisors L.P. and $15,386 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Federal Tax Information
For the taxable year ended March 31, 2026, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Bloomberg Shareholder Yield ETF	100.00%
First Trust Indxx Medical Devices ETF	0.00%
First Trust Bloomberg R&D Leaders ETF	0.00%
First Trust New Constructs Core Earnings Leaders ETF	100.00%
For the taxable year ended March 31, 2026, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Bloomberg Shareholder Yield ETF	100.00%
First Trust Indxx Medical Devices ETF	0.00%
First Trust Bloomberg R&D Leaders ETF	0.00%
First Trust New Constructs Core Earnings Leaders ETF	100.00%

Other Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
A portion of each of the Funds’ 2026 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended March 31, 2026, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended, Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
Disclaimers
First Trust Bloomberg Shareholder Yield ETF
First Trust Bloomberg R&D Leaders ETF
First Trust New Constructs Core Earnings Leaders ETF
Bloomberg®, Bloomberg Shareholder Yield Index, Bloomberg R&D Leaders Select Index and Bloomberg New Constructs Core Earnings Leaders Index referenced herein (the “Indices,” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust Indxx Medical Devices ETF
Indxx and Indxx Medical Devices Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 9, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 9, 2026

* Print the name and title of each signing officer under his or her signature.